SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         File No. 2-91229:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._25_                              X
                                                                     -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         File No. 811-4025:

         Amendment No._26_


         AMERICAN CENTURY MUNICIPAL TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200 (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  816-531-5575

         Douglas A. Paul
         Secretary and Vice President
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 8/1/84)

It is proposed that this filing become effective:

   _____ immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__ on August 31, 1998 pursuant to paragraph (b) of Rule 485
   _____ 60 days after filing pursuant to paragraph (a) of Rule 485
   _____ on (date) pursuant to paragraph (a)(1) of Rule 485
   _____ 75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____ on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On August 18, 1998, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended May 31, 1998.

                        AMERICAN CENTURY MUNICIPAL TRUST
                    1933 Act Post-Effective Amendment No. 25
                            1940 Act Amendment No. 26

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Management, Further Information About American Century, Investment Objectives of the Funds, Investment Policies of the Funds, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 Cover Page, Distribution of Fund Shares, How to Open an Account, Share Price, Transfer and Administrative Services

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        About the Trust

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16        Management, Transfer and Administrative Services, About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Distribution  of  Fund  Shares,  Additional  Purchase  and  Redemption
          Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.sm)


                                AUGUST 31, 1998


                                    BENHAM
                                 GROUP(reg.tm)

INVESTOR CLASS


                      Arizona Intermediate-Term Municipal
                        Florida Municipal Money Market
                      Florida Intermediate-Term Municipal
                        New York Municipal Money Market



                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                  AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century           Twentieth Century
        Group                      Group                        Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
 Arizona Intermediate-
   Term Municipal

  Florida Municipal
   Money Market

Florida Intermediate-
   Term Municipal


 New York Municipal
    Money Market



                                   PROSPECTUS


                                 AUGUST 31, 1998

                       Arizona Intermediate-Term Municipal
                         Florida Municipal Money Market
                       Florida Intermediate-Term Municipal
                         New York Municipal Money Market


                                 INVESTOR CLASS

                        AMERICAN CENTURY MUNICIPAL TRUST


    American Century Municipal Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Four of the funds from our Benham Group that invest in various types of municipal securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional
Information dated August 31, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                            AMERICAN CENTURY INVESTMENTS
                  4500 Main Street * P.O. Box 419200 Kansas City,
                        Missouri 64141-6200 * 1-800-345-2021
                         International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                               www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- BENHAM ARIZONA
INTERMEDIATE-TERM MUNICIPAL FUND


    Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.


AMERICAN CENTURY -- BENHAM FLORIDA
MUNICIPAL MONEY MARKET FUND


    Florida Municipal Money Market is a money market fund, which seeks to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. The fund intends to invest so as to qualify its shares for an exemption from the Florida intangible personal property tax (the "Florida Intangibles Tax"). THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE.


AMERICAN CENTURY -- BENHAM FLORIDA
INTERMEDIATE-TERM MUNICIPAL FUND


     Florida Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. The fund intends to invest so as to qualify its shares for an exemption from the Florida Intangibles Tax.

AMERICAN CENTURY -- BENHAM NEW YORK
MUNICIPAL MONEY MARKET FUND

     New York Municipal Money Market is a money market fund that seeks high current tax-free income for New York residents while maintaining a stable $1.00 share price. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE.

   AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S.
                                  GOVERNMENT.

  For ease of reference, the funds sometimes will be referred to in this Prospectus by their investment category or fund type. Florida Municipal Money Market and Florida Intermediate-Term Municipal are referred to as the "Florida Funds." Florida Municipal Money Market and New York Municipal Money Market are called the "Money Market Funds." Arizona Intermediate-Term Municipal and Florida Intermediate-Term Municipal are referred to as the "Variable-Price Funds."

  ARIZONA INTERMEDIATE-TERM MUNICIPAL, THE FLORIDA FUNDS AND NEW YORK MONEY MARKET CONCENTRATE THEIR INVESTMENTS GEOGRAPHICALLY BY INVESTING IN SECURITIES ISSUED BY AGENCIES, INSTRUMENTALITIES AND MUNICIPALITIES OF THE STATES OF ARIZONA, FLORIDA AND NEW YORK RESPECTIVELY. BECAUSE OF THIS CONCENTRATION, THEY MAY BE RISKIER THAN SIMILAR MUTUAL FUNDS WITH NO GEOGRAPHIC CONCENTRATION.


                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objectives of the Funds ........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ..........................................    8
   Arizona Intermediate-Term Municipal ....................................    8
   Florida Municipal Money Market,
   Florida Intermediate-Term Municipal ....................................    9
   New York Municipal Money Market ........................................   10
Portfolio Investment Quality and Maturity
   Guidelines .............................................................   11
   Money Market Funds .....................................................   11
   Variable-Price Funds ...................................................   11
Risk Factors and Investment Techniques ....................................   11
   Basic Fixed Income Investment Risks ....................................   12
           Interest Rate Risk .............................................   12
           Credit Risk ....................................................   12
           Concentration Risk .............................................   12
           Call Risk ......................................................   12
      Municipal Securities ................................................   12
 Tax-Exempt Securities ....................................................   14
 Other Investment Practices, Their Characteristics
         and Risks ........................................................   14
      Portfolio Turnover ..................................................   14
      When-Issued and Forward Commitment
         Agreements .......................................................   14
      Interest Rate Futures Contracts and Options Thereon .................   15
      Restricted Securities ...............................................   15
      Cash Management .....................................................   16
      Other Techniques ....................................................   16
 Performance Advertising ..................................................   16

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................   18
Investing in American Century .............................................   18
How to Open an Account ....................................................   18
           By Mail ........................................................   18
           By Wire ........................................................   18
           By Exchange ....................................................   19
           In Person ......................................................   19
      Subsequent Investments ..............................................   19
           By Mail ........................................................   19
           By Telephone ...................................................   19
           By Online Access ...............................................   19
           By Wire ........................................................   19
           In Person ......................................................   19
      Automatic Investment Plan ...........................................   19
 How to Exchange From One Account to Another ..............................   19
           By Mail ........................................................   20
           By Telephone ...................................................   20
           By Online Access ...............................................   20
 How to Redeem Shares .....................................................   20
           By Mail ........................................................   20
           By Telephone ...................................................   20
           By Check-A-Month ...............................................   20
           Other Automatic Redemptions ....................................   20
      Redemption Proceeds .................................................   20
           By Check .......................................................   20
           By Wire and ACH ................................................   20
      Redemption of Shares in Low-Balance Accounts ........................   21
 Signature Guarantee ......................................................   21
 Special Shareholder Services .............................................   21
           Automated Information Line .....................................   21
           Online Account Access ..........................................   21
           CheckWriting ...................................................   21
           Open Order Service .............................................   22
           Tax-Qualified Retirement Plans .................................   22
 Important Policies Regarding Your Investments ............................   22
 Reports to Shareholders ..................................................   23
Employer-Sponsored Retirement Plans and
   Institutional Accounts .................................................   23

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   25
   When Share Price Is Determined .........................................   25
   How Share Price Is Determined ..........................................   25
   Where to Find Information About Share Price ............................   26
Distributions .............................................................   26
Taxes .....................................................................   26
   Tax-Deferred Accounts ..................................................   26
   Taxable Accounts .......................................................   27
Special Tax Information ...................................................   28
   Municipal Securities ...................................................   28
   AMT Liability ..........................................................   28
   Arizona Intermediate-Term and New York Municipal .......................   28
   Florida Funds ..........................................................   28
Management ................................................................   29
   Investment Management ..................................................   29
   Code of Ethics .........................................................   30
   Transfer and Administrative Services ...................................   30
   Year 2000 Issues .......................................................   31
Distribution of Fund Shares ...............................................   31
Further Information About American Century ................................   32


PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                                                  Arizona
                                                                                                Intermediate-
                                                                                               Term Municipal,
                                                                    Florida       New York        Florida
                                                                    Municipal     Municipal     Intermediate-
                                                                  Money Market   Money Market   Term Municipal
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases .........................      none          none           none
Maximum Sales Load Imposed on Reinvested Dividends ..............      none          none           none
Deferred Sales Load .............................................      none          none           none
Redemption Fee(1) ...............................................      none          none           none
Exchange Fee ....................................................      none          none           none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):
Management Fees(2) ..............................................      0.50%         0.50%          0.51%
12b-1 Fees ......................................................      none          none           none
Other Expenses ..................................................      0.01%       0.00%(3)         0.01%
Total Fund Operating Expenses ...................................      0.51%         0.50%          0.52%

EXAMPLE:
You would pay the following expenses on a             1 year           $ 5           $ 5            $ 5
$1,000 investment, assuming a 5% annual return        3 years           16            16             17
and redemption at the end of each time period:        5 years           29            28             29
                                                     10 years           64            63             65

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management -- Transfer and Administrative Services," page 30.

(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.


    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the funds.


4    TRANSACTION AND OPERATING EXPENSE TABLE      AMERICAN CENTURY INVESTMENTS



                             FINANCIAL HIGHLIGHTS

                      ARIZONA INTERMEDIATE-TERM MUNICIPAL

   The Financial Highlights for the year ended May 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before May 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended May 31, except as noted.

                                                            1998           1997           1996          1995         1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ..................$    10.44     $    10.31     $    10.35     $    10.13     $    10.00
                                                       ----------     ----------     ----------     ----------     ----------
Income From Investment Operations

  Net Investment Income ...............................      0.46           0.45           0.51           0.51           0.07

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................      0.28           0.13          (0.03)          0.22           0.13
                                                       ----------     ----------     ----------     ----------     ----------
  Total From Investment Operations ....................      0.74           0.58           0.48           0.73           0.20
                                                       ----------     ----------     ----------     ----------     ----------
Distributions

  From Net Investment Income ..........................     (0.46)         (0.45)         (0.51)         (0.51)         (0.07)

  From Net Realized Gains on
  Investment Transactions .............................     (0.05)          --            (0.01)          --             --
                                                       ----------     ----------     ----------     ----------     ----------
  Total Distributions .................................     (0.51)         (0.45)         (0.52)         (0.51)         (0.07)
                                                       ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ........................$    10.67     $    10.44     $    10.31     $    10.35     $    10.13
                                                       ==========     ==========     ==========     ==========     ==========
  Total Return(2) .....................................      7.19%          5.77%          4.65%          7.52%          1.99%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .....      0.54%          0.66%          0.14%          --             --

Ratio of Operating Expenses to Average Net Assets
  (Before Expense Waiver) .............................      0.60%          0.79%          0.82%          1.01%          2.33%(3)

Ratio of Net Investment Income to Average Net Assets ..      4.33%          4.35%          4.85%          5.16%          5.08%(3)

Ratio of Net Investment Income to Average Net Assets
  (Before Expense Waiver) .............................      4.27%          4.22%          4.17%          4.15%          2.75%(3)

Portfolio Turnover Rate ...............................        39%            81%            36%            33%            18%

Net Assets, End of Period (in thousands) ..............$   40,047     $   30,555     $   25,789     $   19,778     $    7,187

(1)  April 11, 1994 (inception) through May 31, 1994.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5


                             FINANCIAL HIGHLIGHTS

                        FLORIDA MUNICIPAL MONEY MARKET

   The Financial Highlights for the year ended May 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before May 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended May 31, except as noted.

                                                             1998            1997           1996           1995         1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ..................$      1.00     $      1.00     $      1.00    $      1.00    $      1.00
                                                       -----------     -----------     -----------    -----------    -----------
Income From Investment Operations

  Net Investment Income ...............................       0.03            0.03            0.04           0.04           --
                                                       -----------     -----------     -----------    -----------    -----------
Distributions

  From Net Investment Income ..........................      (0.03)          (0.03)          (0.04)         (0.04)          --
                                                       -----------     -----------     -----------    -----------    -----------
Net Asset Value, End of Period ........................$      1.00     $      1.00     $      1.00    $      1.00    $      1.00
                                                       ===========     ===========     ===========    ===========    ===========
  Total Return(2) .....................................       3.31%           3.55%           3.86%          3.71%          0.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .....       0.51%           0.12%           0.01%          --             --

Ratio of Operating Expenses to Average Net Assets
  (Before Expense Waiver) .............................       0.53%           0.66%           0.71%          0.88%          1.58%(3)

Ratio of Net Investment Income to Average Net Assets ..       3.25%           3.48%           3.75%          3.93%          2.99%(3)

Ratio of Net Investment Income to Average Net Assets
  (Before Expense Waiver) .............................       3.23%           2.94%           3.05%          3.05%          1.41%(3)

Net Assets, End of Period (in thousands) ..............$   109,684     $   112,129     $    99,993    $    45,147    $     5,565

(1)  April 11, 1994 (inception) through May 31, 1994.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                      FLORIDA INTERMEDIATE-TERM MUNICIPAL

   The Financial Highlights for the year ended May 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before May 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended May 31, except as noted.

                                                            1998           1997          1996            1995       1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ..................$    10.34     $    10.18     $    10.30     $    10.11    $    10.00
                                                       ----------     ----------     ----------     ----------    ----------
Income From Investment Operations

  Net Investment Income ...............................      0.45           0.46           0.52           0.52          0.07

  Net Realized and Unrealized Gain(Loss)
  on Investment Transactions ..........................      0.38           0.20          (0.08)          0.19          0.11
                                                       ----------     ----------     ----------     ----------    ----------
  Total From Investment Operations ....................      0.83           0.66           0.44           0.71          0.18
                                                       ----------     ----------     ----------     ----------    ----------
Distributions

  From Net Investment Income ..........................     (0.45)         (0.46)         (0.52)         (0.52)        (0.07)

  From Net Realized Capital Gains .....................     (0.16)         (0.04)         (0.04)          --            --
                                                       ----------     ----------     ----------     ----------    ----------
  Total Distributions .................................     (0.61)         (0.50)         (0.56)         (0.52)        (0.07)
                                                       ----------     ----------     ----------     ----------    ----------
Net Asset Value, End of Period ........................$    10.56     $    10.34     $    10.18     $    10.30    $    10.11
                                                       ==========     ==========     ==========     ==========    ==========
  Total Return(2) .....................................      8.20%          6.63%          4.34%          7.31%         1.79%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .....      0.54%          0.65%          0.13%          --            --

Ratio of Operating Expenses to Average Net Assets
  (Before Expense Waiver) .............................      0.58%          0.86%          0.88%          1.09%         1.92%(3)

Ratio of Net Investment Income to Average Net Assets ..      4.28%          4.42%          5.05%          5.23%         5.02%(3)

Ratio of Net Investment Income to Average Net Assets
  (Before Expense Waiver) .............................      4.24%          4.21%          4.30%          4.14%         3.10%(3)

Portfolio Turnover Rate ...............................       154%            82%            66%            37%            6%

Net Assets, End of Period (in thousands) ..............$   29,605     $   16,513     $   10,319     $    9,532    $    5,892

(1)  April 11, 1994 (inception) through May 31, 1994.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                                         FINANCIAL HIGHLIGHTS       7



                        INFORMATION REGARDING THE FUNDS


 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.


    For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

    Each fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "Investment Company Act"), which means the Investment Company Act does not limit the proportion of a fund's assets that may be invested in the securities of a single issuer. However, the funds intend to meet federal tax requirements for qualification as a regulated investment company, as described in the Statement of Additional Information.


ARIZONA INTERMEDIATE-TERM MUNICIPAL

    Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

    Arizona Intermediate-Term Municipal is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although Arizona Intermediate-Term Municipal may generate some taxable income. Because of this emphasis on tax-exempt income, Arizona Intermediate-Term Municipal does not constitute a balanced investment.


    Arizona Intermediate-Term Municipal intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, Arizona Intermediate-Term Municipal will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. Arizona Intermediate-Term Municipal is not limited, however, in its investments in securities that are subject to the Federal Alternative Minimum Tax (AMT).

    In addition, Arizona Intermediate-Term Municipal will invest at least 65% of its net assets in Arizona municipal obligations (obligations issued by or on behalf of Arizona; its political subdivisions, agencies and instrumentalities; or U.S. possessions or territories such as Puerto Rico). The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

    Arizona Intermediate-Term Municipal is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

    Because Arizona Intermediate-Term Municipal invests primarily in Arizona municipal securities, political and economic conditions and developments within Arizona affect the Arizona Fund's yield and share price. The following summary is derived from official statements of the state of Arizona as well as from other publicly available documents. This summary has not been independently verified by the manager and does not purport to be a complete description of the conditions and developments in Arizona that may affect Arizona Intermediate-Term Municipal.


8      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


Arizona has been, and is projected to continue to be, one of the faster-growing areas in the United States. During the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product, and job creation, although growth has slowed somewhat in recent years. The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace, information technology, construction, finance, insurance and real estate.


    Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and state and local government units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.


    Limitations imposed under Arizona law on taxation and bond indebtedness may affect the ability of the issuers to generate revenues to satisfy their debt obligations. Arizona is required by law to maintain a balanced budget. In the past, the state has instituted a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may require doing so again.


    For further information about the risks associated with investing in Arizona obligations, please see the Statement of Additional Information.

FLORIDA MUNICIPAL MONEY MARKET  FLORIDA INTERMEDIATE-TERM MUNICIPAL


    The Florida Funds seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.


    The Florida Funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the Florida Funds may generate some taxable income. The Florida Funds also provide an investment that is intended to be exempt from the Florida Intangibles Tax. Because of this emphasis on tax-exempt income, the Florida Funds by themselves do not constitute a balanced investment plan.


    Each Florida Fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each Florida Fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The Florida Funds are not limited, however, in their investments in securities that are subject to the AMT.

    In addition, each Florida Fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of Florida, its political subdivisions, agencies and instrumentalities, or U.S. possessions or territories such as Puerto Rico). The remaining 35% of each Florida Fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.


    Each Florida Fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax purposes of the 80% policy noted above.


    As discussed more fully on page 28 under "Special Tax Information," a Florida Fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.

    Because the Florida Funds invest primarily in Florida municipal securities, political and economic conditions and developments within the state of Florida affect the funds' yields and share prices. The following summary is derived from independent municipal credit reports but has not been independently verified by the manager and does not purport to be a complete description of the conditions and


PROSPECTUS                                INFORMATION REGARDING THE FUNDS   9



developments in Florida that may affect the Florida Funds.


    Historically, the Florida economy has been dependent upon agriculture and seasonal tourism. These industries are vulnerable to widespread crop failures, severe weather conditions and other agriculture-related problems, and trends and difficulties in the tourism industry. In recent years, the economy has broadened into a service and trade economy with substantial insurance, banking and export participation as well as a tourism industry that operates less seasonally.

    Population growth was significant in the 1980s and is expected to continue but at reduced rates. The retiree component of the population is expected to continue to be a major factor. The population growth and expanding economy have brought pressures for more infrastructure, educational facilities and other needs. Therefore, construction is very important to the Florida economy but is vulnerable to declines in economic and population growth and has been weak in recent years.

    Florida is heavily dependent upon sales tax revenues, making the state's general fund vulnerable to recession and presenting difficulties in expanding the tax base in an economy increasingly geared to services. This dependence on sales tax has resulted in budgetary shortfalls in the past; Florida has reacted to preserve an adequate financial position primarily through expenditure reductions and by doubling the Florida Intangibles Tax.

    For further information about the risks associated with investing in Florida obligations, please see the Statement of Additional Information.

NEW YORK MUNICIPAL MONEY MARKET

    New York Municipal Money Market is a money market fund that seeks high current tax-free income for New York residents while maintaining a stable $1.00 share price.

    New York Municipal Money Market is designed for individuals in upper tax brackets seeking income free from New York state and regular federal income taxes, although New York Municipal Money Market may generate some taxable income. Because of this emphasis on tax-exempt income, New York Municipal Money Market does not constitute a balanced investment.

    New York Municipal Money Market intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, New York Municipal Money Market will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. New York Municipal Money Market is not limited, however, in its investments in securities that are subject to the federal AMT.

    In addition, New York Municipal Money Market will invest at least 65% of its net assets in New York municipal obligations (obligations issued by or on behalf of the state of New York, its political subdivisions, agencies and instrumentalities or U.S. possessions or territories such as Puerto Rico). The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

    New York Municipal Money Market is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

    Because New York Municipal Money Market invests primarily in New York municipal securities, political and economic developments within the state of New York affect the fund's yield. The following summary is derived from independent municipal credit reports but has not been independently verified by the manager and does not purport to be a complete description of the conditions and developments in New York that may affect New York Municipal Money Market.

    Like many issuers, New York state and its municipal issuers have experienced financial difficulties. In 1975, financial difficulties ultimately resulted in low credit ratings and loss of access to the public debt markets. Fiscal reforms and better economic conditions allowed New York and its municipalities to reestablish financial stability in the early 1980s. Similarly, in the early 1990s the state and New York


10   INFORMATION REGARDING THE FUNDS              AMERICAN CENTURY INVESTMENTS


City experienced a moderate economic decline and another period of financial difficulties. While conditions have been improving since 1993, below-average economic performance and tight budgetary conditions persisted for a number of years. Both the state and the city benefited in 1997 from a strong national economy and financial services sector.

    Any events that affect the revenue received by the state and local bodies in New York may have an impact on the fund. For example, recent developments at the federal level, particularly federal welfare reform, may have the effect of offsetting any revenue gains that may be achieved by the state of New York. The ability of state and local entities to make scheduled payments of interest and principal on their outstanding debt obligations could be negatively impacted by such events.

    For further information about the risks associated with investing in New York obligations, please see the Statement of Additional Information.


PORTFOLIO INVESTMENT QUALITY AND
MATURITY GUIDELINES


    The Money Market Funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide. To offer investors the potential for higher yields, the Variable-Price Funds invest in obligations with longer maturities.


MONEY MARKET FUNDS

    In selecting investments for the Money Market Funds, the manager adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.

    In particular, each fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2) Maintains a dollar-weighted average maturity of 90 days or less; and

  (3) Restricts its investments to high-quality obligations determined by the manager, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.


    To be considered high quality, an obligation must be:


  (1) A U.S. government obligation; or

  (2) Rated (or issued by an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies ("rating agencies") (or one if only one has rated the obligation); or

  (3) An obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.


VARIABLE-PRICE FUNDS

    The Variable-Price Funds' maturity criteria are as follows:

    Arizona Intermediate-Term Municipal invests primarily in intermediate-term Arizona municipal obligations with maturities of four or more years. The manager expects the fund to maintain a weighted average portfolio maturity that ranges from five to 10 years.

    Florida Intermediate-Term Municipal invests primarily in intermediate-term Florida municipal obligations with maturities of four or more years. The manager expects the fund to maintain a weighted average portfolio maturity that ranges from five to 10 years.

    In  terms  of  credit  quality,   each  Variable-Price  Fund  restricts  its
investments to:


  (1) Municipal bonds rated, when acquired, within the four highest categories designated by a rating agency;

  (2) Municipal  notes   (including   variable-rate   demand   obligations)  and
      tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency; and


  (3) An obligation judged by the manager, under the direction of the Board of Trustees, to be of comparable quality.


RISK FACTORS AND INVESTMENT TECHNIQUES

    Each fund described in this Prospectus offers a range of potential for income and total return based



PROSPECTUS                                INFORMATION REGARDING THE FUNDS   11



on its maturity criteria. The market value of the investments of each fund will change over time in response to a number of factors, which are summarized in the following paragraphs.

BASIC FIXED INCOME INVESTMENT RISKS

    The Money Market Funds may be  appropriate  for  investors who would like to
(1) earn income at tax-exempt money market rates while preserving their investment or (2) use a money market fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds and stocks.


    The Variable-Price Funds offer a range of potential for income and total return based on their respective quality and maturity criteria.


INTEREST RATE RISK


    One feature the funds have in common is their susceptibility to changing interest rates. For both Money Market Funds, interest rate changes affect the level of income the funds generate for shareholders. For the Variable-Price Funds, changing interest rates affect not only the level of income the funds generate for shareholders, but their share prices as well. In general, when interest rates rise, the Variable-Price Funds' share prices decline; when interest rates decline, their share prices rise.


    This pattern is due to the time value of money. A bond's worth is determined by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond.

CREDIT RISK

    In selecting investments for each fund, the manager carefully considers the creditworthiness of parties and their reliability for the timely payment of interest and repayment of principal.

    In many cases, these parties include not only the issuer of the obligation, but a bank or other financial intermediary who offers a letter of credit or other form of guarantee on the obligation.


    A security's ratings reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Because of the cost of obtaining credit ratings, some issuers forego them. Under the direction of the Board of Trustees, the manager may buy unrated bonds for the funds if these securities are judged to be of a quality consistent with the funds' investment policies. Similarly, on behalf of the Variable-Price Funds, the manager may purchase securities whose ratings are not consistent with the funds' rating criteria but that the manager judges, under the direction of the Board of Trustees, to present credit risks consistent with the funds' quality standards.

    The Variable-Price funds described in this Prospectus may invest up to 15% of their total assets in unrated securities. Each of the Money Market Funds may invest up to 10% of its total assets in unrated securities. Unrated securities may be less liquid than rated securities.

    The Variable-Price Funds may invest in securities rated Baa or BBB (the lowest investment grade category). Each Variable-Price Fund will limit its investment in securities rated Baa or BBB to 25% of a fund's total assets. Such securities are medium-grade investment obligations that may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such obligations to make principal and interest payments.

CONCENTRATION RISK

    Each of the funds described in this Prospectus may invest 25% or more of its total assets in obligations that generate income from similar types of projects (in particular, projects in health care, electric, water/sewer, education and transportation). Political or economic developments affecting a single issuer or industry or similar types of projects may have a significant effect on fund performance.


CALL RISK


    Many municipal obligations are issued with a call feature (features that include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the manager would otherwise choose to eliminate it from a fund's holdings. A call also may reduce an obligation's yield to maturity.


MUNICIPAL SECURITIES

    Municipal securities are issued to raise money for a variety of public purposes, including general financing for state and local governments as well as



12   INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS


financing for specific projects and public facilities. Municipal securities may be backed by the full taxing power of a municipality, the revenues from a specific project or the credit of a private organization. The following discussion provides a brief description of some securities the funds may buy. The funds are not limited by this discussion, and they may buy other types of securities and enter into other types of transactions that meet their respective quality, maturity and liquidity requirements.

    MUNICIPAL NOTES typically have maturities of 13 months or less and are used to provide short-term capital or to meet cash-flow demands.


    GENERAL OBLIGATION BONDS are backed by the taxing power of the issuer.


    REVENUE BONDS are backed by the revenues derived from a specific project, system or facility. Industrial development bonds are a type of revenue bond that are backed by the credit of a private issuer.

    VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS have interest rate adjustment formulas designed to stabilize their market values. These obligations normally have maturities in excess of one year but carry demand features permitting the holders to demand repayment of principal at any time or at specified intervals. With respect to the Money Market Funds, such intervals may not exceed 13 months.

    TENDER OPTION BONDS are created by combining an intermediate- or long-term, fixed-rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at face value. Tender option bonds purchased by the funds are structured with rates that are reset weekly or at other regular intervals.

    A sponsor may terminate a tender option agreement if, for example, the issuer of the underlying bond defaults on interest payments, or if the underlying bond is downgraded or becomes taxable. Under such circumstances, a fund might then own a bond that does not meet its quality or maturity criteria.

    The manager monitors the credit quality of bonds underlying the funds' tender option bond holdings and will sell or put back a tender option bond if the rating on the underlying bond falls below the second-highest rating designated by a rating agency.

    MUNICIPAL LEASE OBLIGATIONS are issued by state and local governments to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the issuing municipality's ability to assess taxes to meet its debt obligations. If the state or local government does not make appropriations for the following years lease payments, the lease may terminate, with the possibility of default on the lease obligation and loss to investors.


    ZERO-COUPON MUNICIPAL SECURITIES do not make regular interest payments. Instead, they are sold at a deep discount to their face value. In calculating daily dividends, the funds take into account, as income, a portion of the difference between these securities' purchase prices and face values. Because zero-coupon securities do not pay current income, their prices can be very volatile when interest rates change.


    The Variable-Price Funds may invest in INVERSE FLOATERS to generate higher tax-exempt yields than are offered by other instruments. Inverse floaters bear interest rates that move inversely to market interest rates. Generally, the interest rate on the inverse floater is computed as the difference between an above-market fixed rate of interest and a floating rate determined by reference to a market-based or bond-specific interest rate.

    Because inverse floaters are long-term bonds, the value of these securities may be volatile when market interest rates change. In addition, there is no guarantee that the manager will be able to find a ready buyer for inverse floaters. The Money Market Funds may not invest in inverse floaters.


    AMT SECURITIES typically are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. Although the interest income from AMT Securities is exempt from regular federal income tax, that income is a tax preference item for purposes of the AMT.


    In addition, corporate investors should note that all income from a fund might be part of an adjustment to AMT under Section 55 of the Internal Revenue Code. The AMT is a special separate tax that applies to certain taxpayers that have certain adjustments to income or tax preference items. Each fund is authorized to invest as much as 100% of its assets in AMT Securities.



PROSPECTUS                          INFORMATION REGARDING THE FUNDS       13


TAX-EXEMPT SECURITIES


    Historically, interest paid on securities issued by states, cities, counties, school districts and other political subdivisions of the United States has been exempt from federal income tax. Legislation since 1985, however, affects the tax treatment of certain types of municipal bonds issued after certain dates and, in some cases, subjects the income from certain bonds to differing tax treatment depending on the tax status of its recipient.

    The funds should be expected to invest at least some portion of their assets in securities that, in the hands of some holders, would be subject to the AMT, as long as management determines it is in the best interest of shareholders generally to invest in such securities. See "Taxes," page 26.


    Each fund may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yields. As a prospective investor in the funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formulas depicted below.

    For the Florida Funds, the tax-equivalent yield is based on each fund's current tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment. The formula is:


    Fund's Tax-Free Yield                Florida               Your Tax-
  ---------------------------   +    Intangibles Tax     =    Equivalent
       100% - Federal                     Rate                   Yield
          Tax Rate

    For Arizona Intermediate-Term Municipal, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming that all of Arizona Intermediate-Term Municipal's dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for Arizona Intermediate-Term Municipal using the following equation:

            Fund's Double Tax-Free Yield                          Your Tax-
---------------------------------------------------------   =    Equivalent
   (100% - Federal Tax Rate) (100% - Arizona Tax Rate)              Yield


    For New York Municipal Money Market, the tax-equivalent yield is based on the current triple tax-exempt yield and your combined federal and state marginal tax rate. Assume that all of New York Municipal Money Market's dividends are tax-exempt in New York (which may not always be true) and that your New York state and New York City income taxes are fully deductible for federal income tax purposes. You then can calculate your tax-equivalent yield for New York Municipal Money Market using the following equation:


        Fund's Triple Tax-Free Yield                       Your Tax-
---------------------------------------------------   =   Equivalent
(100% -Federal) (100% - NY State) (100% - NYC)              Yield
   Tax Rate          Tax Rate       Tax Rate


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of any of the funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the Variable-Price Funds are shown in the financial information of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be accurately predicted.


    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly higher transaction costs that are borne directly by a fund. Portfolio turnover also may affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    Each of the funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such


14   INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS



purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. The manager will segregate cash or appropriate assets in an amount at least equal to the when-issued commitments. No income will accrue to the fund prior to delivery.


INTEREST RATE FUTURES CONTRACTS AND  OPTIONS THEREON


    The Variable-Price Funds may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indices on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.


    For options sold, a fund will segregate cash or appropriate liquid assets equal to the value of securities underlying the option unless the option is otherwise covered.


    A fund will deposit in a segregated account with its custodian bank cash or appropriate liquid assets in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

    The Variable-Price Funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Because futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) a possibly imperfect offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

    The manager will attempt to create a closely correlated hedge but hedging activities may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.


    See the Statement of Additional Information for further information about these instruments and their risks.

RESTRICTED SECURITIES


    The funds may, from time to time, purchase securities that are subject to restrictions on resale ("restricted securities"). The funds purchase these securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Restricted securities typically are privately placed with and traded among qualified institutional investors rather than the general public.


    Restricted securities are not necessarily illiquid. With respect to certain restricted securities (particularly those eligible for resale under Rule 144A), the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine. This determination is


PROSPECTUS                                  INFORMATION REGARDING THE FUNDS   15



based upon consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board of Trustees has established guidelines and procedures for determining the liquidity of these restricted securities and has delegated the day-to-day function of determining the liquidity of these restricted securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Because the secondary market for restricted securities is often limited to certain qualified institutional buyers, the liquidity of restricted securities may be limited accordingly and a fund may, from time to time, hold restricted securities that are illiquid.


    No fund may invest more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

CASH MANAGEMENT

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


    Up to 10% of a fund's total assets may be invested in this manner.


OTHER TECHNIQUES


    The manager may buy other types of securities or employ other portfolio management techniques on behalf of the funds. When SEC guidelines require it to do so, a fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Funds, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment.

    With respect to the Variable-Price Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


    The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. See "Tax-Exempt Securities," page 14, for a



INFORMATION REGARDING THE FUNDS                   AMERICAN CENTURY INVESTMENTS



description of the formulas used in comparing yields to tax-equivalent yields.

    The funds also may include in advertisements data comparing their performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       17



                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 23.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You also must certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 for the Money Market Funds and $5,000 for the Variable-Price Funds.

    The minimum investment requirements may be different for some types of retirement accounts. Call an Investor Services Representative for information on our retirement plans, which are available for individual investors or for those investing through their employers.


    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

o  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

o  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918


o  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" on the following page.


o  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS AMERICAN CENTURY INVESTMENTS


o  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number

    * If more than one account, account numbers and amount to be invested in each account.


    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:


    4500 Main Street, Kansas City, Missouri 64111

    4917 Town Center Drive, Leawood, Kansas 66211

    1665 Charleston Road, Mountain View, California 94043

    2000 S. Colorado Blvd., Denver, Colorado 80222


SUBSEQUENT INVESTMENTS


    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the following methods. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.


BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE


    Upon completion of your application and once your account is open, you may make investments by telephone. You may call an Investor Services Representative or use our Automated Information Line.


BY ONLINE ACCESS


    Upon completion of your application and once your account is open, you may make investments online.


BY WIRE


    You may make subsequent investments by wire. Follow the wire transfer instructions on page 18 and indicate your account number.


IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN


    By completing the application and electing to make investments automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of an Investor Services Representative.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust



PROSPECTUS                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   19



and at the close of the Exchange for all of our other funds. See "When Share Price Is Determined," page 25.


    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 21) upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


BY ONLINE ACCESS


    You can make exchanges online. This service is established upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.


    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W-4P and a reason for withdrawal as specified by the IRS.


BY MAIL


    Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 21.


BY TELEPHONE


    Upon completion of your application and once your account is open, you may redeem your shares by calling an Investor Services Representative.


BY CHECK-A-MONTH


    If you have at least a $10,000 balance in your Variable-Price Fund account, you may redeem shares by Check-A-Month. There are no minimum balance requirements for Check-A-Month for Money Market Fund accounts. A Check-A-Month plan automatically redeems enough shares each month to provide you a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.


OTHER AUTOMATIC REDEMPTIONS


    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.


    Your bank usually will receive wired funds within 48 hours of transmission. Funds transferred by ACH



20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. See "How to Open an Account," page 18. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE


    To protect your accounts from fraud, some transactions will require a signature guarantee. A signature guarantee is required when redeeming more than $100,000.


    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.


    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.


SPECIAL SHAREHOLDER SERVICES


    We offer several services to make your account easier to manage. These are listed on the account application. You will find more information about each of these services in our Investor Services Guide.


    Our special shareholder services include:

AUTOMATED INFORMATION LINE


    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You also may use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. You also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


ONLINE ACCOUNT ACCESS


    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the fund. You can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


CHECKWRITING

    We offer CheckWriting as a service option for your account in either of the Money Market Funds. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.


    When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

    If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you will have CheckWriting upon completion and receipt by us of your application. CheckWriting is not available for any account held in an IRA or 403(b) plan.

    CheckWriting redemptions may be made only on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.



PROSPECTUS         HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS        21



    We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any losses or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.


    A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.


    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.


TAX-QUALIFIED RETIREMENT PLANS


    Some funds are available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:


    * Individual Retirement Accounts (IRAs);


    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit-sharing plans and pension plans for corporations and other employers.


    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.


    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.


  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.


  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.


  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.


  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



      personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.


  (7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.


  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.


  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

 (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS


    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.


    With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.


    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness (i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions), we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.


    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to


PROSPECTUS              HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   23


purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.


    You may reach an Institutional Service Representative by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds and services that you are unable to obtain through your plan administrator or financial intermediary.



24 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



                    ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail before the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor, in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by a duly authorized intermediary, and such orders will be priced at the funds' net asset values next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.



PROSPECTUS                         ADDITIONAL INFORMATION YOU SHOULD KNOW     25


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

    Pursuant to a determination by the Money Market Funds' Board of Trustees and Rule 2a-7 under the Investment Company Act, portfolio securities of the funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE


    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The yields of the Investor Class of the Money Market Funds are published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on all of the funds and other funds in the American Century family of funds, also may be obtained by calling us or by accessing our Web site at www.americancentury.com.


DISTRIBUTIONS


    At the close of each day, including Saturdays, Sundays and holidays, net investment income of the Variable-Price Funds is determined and declared as a distribution. Distributions will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Funds, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 25.) If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed the distribution on the redeemed shares will be included with your redemption proceeds.

    Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Florida Municipal Money Market and New York Municipal Money Market do not expect to realize any long-term capital gains, and accordingly do not expect to pay any capital gains distributions.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES


    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that because each fund distributes all of its income, it pays no income tax.


TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored


26   ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS



retirement or savings plans, income and capital gains distributions paid by the funds generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income of the Variable-Price Funds do not qualify for the 70% dividends-received deduction for corporations because they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from gains on assets held longer than 12 months, but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares (28% or 20% rate gain).

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. Please note, however, that tax-exempt dividends are not included on Form 1099-DIV. The funds anticipate that substantially all of the dividends to be paid by the funds will be exempt from federal income taxes to an individual unless, due to that person's own tax situation, he or she is subject to the AMT. In that case, it is likely that a portion of the dividends will be taxable to that shareholder while remaining tax-exempt in the hands of most other shareholders. The funds will advise shareholders of the percentage subject to the individual AMT should a shareholder be subject to it.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject American Century to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received.



PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   27



Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months, and long-term subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in the fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


SPECIAL TAX INFORMATION


    Each fund intends to invest at least 50% of its assets in state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends generally are excludable from a shareholder's gross income for federal tax purposes. If a fund earned federally taxable income from any of its investments, the income would be distributed to shareholders as a taxable dividend as described above.


MUNICIPAL SECURITIES

    Opinions relating to the validity of municipal securities and the exemptions of interest thereon from federal income tax are rendered by bond counsel to the issuers. The funds and the manager rely on the opinion of bond counsel and do not undertake any independent investigation of proceedings relating to the issuance of state or municipal securities. The funds may invest in various instruments that are not traditional state and local obligations and that are believed to generate interest excludable from taxable income under Code Section 103, including, but not limited to, municipal lease obligations and inverse floaters. Although the funds may invest in these instruments, they cannot guarantee the tax-exempt status of the income earned thereon from any other investment.

AMT LIABILITY


    To the extent that a fund invests in municipal obligations (private activity bonds) whose interest is treated as a tax preference item in calculating AMT liability, shareholders who calculate AMT liability will be required to include a portion of the fund's dividends as a tax preference item in making this calculation. In addition, corporate shareholders may be required to include all dividends and distributions by the fund in an adjustment of alternative minimum taxable income for purposes of the AMT imposed under Internal Revenue Code,
Section 55.

ARIZONA INTERMEDIATE-TERM AND NEW YORK MUNICIPAL

    Under the tax regulations of Arizona, shareholders who are otherwise subject to Arizona income tax will not be taxed on fund dividends if the dividends are attributable to obligations of the state of Arizona or its political subdivisions. Similarly, New York state and city tax regulations provide that no income tax will be assessed on dividends attributable to obligations of the state of New York or its political subdivisions. All three also extend this tax-free treatment to dividends attributable to obligations issued by Guam, Puerto Rico or the Virgin Islands.

    In addition, fund dividends that are attributable to interest payments on direct U.S. government obligations will not be subject to income tax. This is only true, however, if the funds qualify as a regulated investment company under Subchapter M of the Code. The funds fully intend to qualify as a regulated investment company.

    Other distributions from the funds, such as distributions of capital gains or income earned on obligations other than those specified above, generally will be subject to all forms of taxation in their respective states and localities.


FLORIDA FUNDS

    Florida currently does not have a personal income tax, so dividends from the Florida Funds and distributions earned by Florida residents will not be subject


28   ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS



to such a tax. Dividends and distributions earned by corporate shareholders who are subject to the Florida corporate income tax may be taxable by Florida; these shareholders should consult their tax advisors regarding the application of the Florida corporate income tax to dividends and distributions from the Florida Funds.

    The Florida Funds may apply for rulings from the Florida Department of Revenue to the effect that shares of a Florida Fund be exempt from the Florida Intangibles Tax each year if the Florida Fund's portfolio of investments on January 1 of that year consists of qualifying investments.

    Investments exempt from the Florida Intangibles Tax include but are not limited to (1) notes, bonds and other obligations issued by Florida or its municipalities, counties and other taxing districts and (2) notes, bonds, and other obligations issued by the U.S. government and its agencies. Obligations issued by the governments of Puerto Rico, Guam and the Virgin Islands are also exempt if permitted by ruling.

    If a Florida Fund's portfolio of investments on January 1 of each year includes investments that are not exempt from the Florida Intangibles Tax, the Florida Fund's shares could be subject to the Florida Intangibles Tax. The Florida Funds intend that on January 1 of each year, each Florida Fund's portfolio of investments will consist solely of investments exempt from the Florida Intangibles Tax. Shareholders who are domiciled outside of Florida may be subject to income, personal property, intangibles or similar taxes in their respective states.


MANAGEMENT

INVESTMENT MANAGEMENT

    The funds are open-end series of the American Century Municipal Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


     G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the team that manages the funds in the American Century Municipal Trust. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. Mr. MacEwen is a member of the Association of Investment Management and Research
(AIMR) and the Securities Analysts of San Francisco. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

    BRYAN E. KARCHER, Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since April 1995. Mr. Karcher joined American Century in 1989. Before being promoted to his current position, Mr. Karcher was a research analyst. He holds a bachelor's degree in economics from the University of California, Los Angeles and is a Chartered Financial Analyst.

    TODD PARDULA, Portfolio Manager, has been a member of the team that manages New York Municipal Money Market since its inception in August 1998. Mr. Pardula joined American Century in 1990. Before being promoted to his current position, Mr. Pardula was an associate credit analyst. He holds a bachelor's degree in finance from Santa Clara University and is a Chartered Financial Analyst.

    KENNETH SALINGER, Associate Portfolio Manager, has been a member of the team that manages Arizona Intermediate-Term Municipal since July 1998 and



PROSPECTUS                           ADDITIONAL INFORMATION YOU SHOULD KNOW   29



Florida Intermediate-Term Municipal since October 1996. Mr. Salinger joined American Century in 1992. Before being promoted to his current position, Mr. Salinger was a municipal portfolio trader. He holds a bachelor's degree in Quantitative Economics from the University of California, San Diego and is a candidate for the Chartered Financial Analyst designation.

    The activities of the manager are subject only to directions of the funds' Board of Trustees. The manager pays all the expenses of the funds except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees), and extraordinary expenses.

    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category that are managed by the manager (the "Investment Category Fee"). There are three investment categories: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of the average net assets of the fund as follows: Florida Municipal Money Market and New York Money Market, 0.20%; and Arizona Intermediate-Term Municipal and Florida Intermediate-Term Municipal, 0.21%. The Complex Fee is currently an annual rate of 0.30% of the average net assets of a fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.



30  ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.


    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC), which is controlled by James E. Stowers Jr.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The manager pays the fees and expenses of FDI.


YEAR 2000 ISSUES


    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.


DISTRIBUTION OF FUND SHARES


    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Municipal Trust was organized as a Massachusetts business trust on May 1, 1984. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    The funds are individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters that must be voted on separately by the series of shares



PROSPECTUS                          ADDITIONAL INFORMATION YOU SHOULD KNOW   31


affected. Matters affecting only one fund are voted upon only by that fund.


    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and, in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


32  ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS



                                     NOTES


                                                                   NOTES     33


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.sm)



9808           [recycled logo]
SH-BKT-12834      Recycled

                                   PROSPECTUS

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.sm)


                                 AUGUST 31, 1998


                                     BENHAM
                                 GROUP(reg.tm)

                      Arizona Intermediate-Term Municipal
                        Florida Municipal Money Market
                      Florida Intermediate-Term Municipal

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                       AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
Arizona Intermediate-Term
        Municipal


    Florida Municipal
      Money Market

Florida Intermediate-Term
        Municipal


                                  PROSPECTUS
                                AUGUST 31, 1998

                      Arizona Intermediate-Term Municipal
                        Florida Municipal Money Market
                      Florida Intermediate-Term Municipal


                                INVESTOR CLASS

                       AMERICAN CENTURY MUNICIPAL TRUST

    American Century Municipal Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Three of the funds from our Benham Group that invest in various types of municipal securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional
Information dated August 31, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419200
              Kansas City, Missouri 64141-6200 * 1-800-345-2021
                      International calls: 816-531-5575
                  Telecommunications Device for the Deaf:
                 1-800-634-4113 * In Missouri: 816-444-3485
                       Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- BENHAM ARIZONA
INTERMEDIATE-TERM MUNICIPAL FUND


    Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.


AMERICAN CENTURY -- BENHAM FLORIDA
MUNICIPAL MONEY MARKET FUND

    Florida Municipal Money Market is a money market fund, which seeks to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. The fund intends to invest so as to qualify its shares for an exemption from the Florida intangible personal property tax (the "Florida Intangibles Tax"). THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE.

AMERICAN CENTURY -- BENHAM FLORIDA
INTERMEDIATE-TERM MUNICIPAL FUND


    Florida Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. The fund intends to invest so as to qualify its shares for an exemption from the Florida Intangibles Tax.


   AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S.
                                  GOVERNMENT.


  For ease of reference, the funds sometimes will be referred to in this Prospectus by their investment category or fund type. Florida Municipal Money Market and Florida Intermediate-Term Municipal are referred to as the "Florida Funds." Arizona Intermediate-Term Municipal and Florida Intermediate-Term Municipal are referred to as the "Variable-Price Funds."


  ARIZONA INTERMEDIATE-TERM MUNICIPAL AND THE FLORIDA FUNDS CONCENTRATE THEIR INVESTMENTS GEOGRAPHICALLY BY INVESTING IN SECURITIES ISSUED BY AGENCIES, INSTRUMENTALITIES AND MUNICIPALITIES OF THE STATES OF ARIZONA AND FLORIDA RESPECTIVELY. BECAUSE OF THIS CONCENTRATION, THEY MAY BE RISKIER THAN SIMILAR MUTUAL FUNDS WITH NO GEOGRAPHIC CONCENTRATION.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds ..........................................  2
Transaction and Operating Expense Table .....................................  4
Financial Highlights ........................................................  5

INFORMATION REGARDING THE FUNDS


Investment Policies of the Funds ............................................  8
    Arizona Intermediate-Term Municipal .....................................  8
    Florida Municipal Money Market,
    Florida Intermediate-Term Municipal .....................................  9
Portfolio Investment Quality and Maturity
    Guidelines .............................................................. 10
    Money Market Fund ....................................................... 10
    Variable-Price Funds .................................................... 10
Risk Factors and Investment Techniques ...................................... 11
    Basic Fixed Income Investment Risks ..................................... 11
            Interest Rate Risk .............................................. 11
            Credit Risk ..................................................... 11
            Concentration Risk .............................................. 11
            Call Risk ....................................................... 12
    Municipal Securities .................................................... 12
Tax-Exempt Securities ....................................................... 13
Other Investment Practices, Their Characteristics
    and Risks ............................................................... 13
    Portfolio Turnover ...................................................... 13
    When-Issued and Forward Commitment
          Agreements ........................................................ 13
    Interest Rate Futures Contracts and Options Thereon ..................... 14
    Restricted Securities ................................................... 14
    Cash Management ......................................................... 15
    Other Techniques ........................................................ 15
Performance Advertising ..................................................... 15


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


American Century Investments ................................................ 17
Investing in American Century ............................................... 17
How to Open an Account ...................................................... 17
            By Mail ......................................................... 17
            By Wire ......................................................... 17
            By Exchange ..................................................... 18
            In Person ....................................................... 18
    Subsequent Investments .................................................. 18
            By Mail ......................................................... 18
            By Telephone .................................................... 18
            By Online Access ................................................ 18
            By Wire ......................................................... 18
            In Person ....................................................... 18
    Automatic Investment Plan ............................................... 18
How to Exchange From One Account to Another ................................. 18
            By Mail ......................................................... 19
            By Telephone .................................................... 19
            By Online Access ................................................ 19
How to Redeem Shares ........................................................ 19
            By Mail ......................................................... 19
            By Telephone .................................................... 19
            By Check-A-Month ................................................ 19
            Other Automatic Redemptions ..................................... 19
    Redemption Proceeds ..................................................... 19
            By Check ........................................................ 19
            By Wire and ACH ................................................. 19
    Redemption of Shares in Low-Balance Accounts ............................ 20
Signature Guarantee ......................................................... 20
Special Shareholder Services ................................................ 20
            Automated Information Line ...................................... 20
            Online Account Access ........................................... 20
            CheckWriting .................................................... 20
            Open Order Service .............................................. 21
            Tax-Qualified Retirement Plans .................................. 21
Important Policies Regarding Your Investments ............................... 21
Reports to Shareholders ..................................................... 22
Employer-Sponsored Retirement Plans and
    Institutional Accounts .................................................. 22


ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ................................................................. 24
    When Share Price Is Determined .......................................... 24
    How Share Price Is Determined ........................................... 24
    Where to Find Information About Share Price ............................. 25
Distributions ............................................................... 25
Taxes ....................................................................... 25
    Tax-Deferred Accounts ................................................... 25
    Taxable Accounts ........................................................ 26
Special Tax Information ..................................................... 27
    Municipal Securities .................................................... 27
    AMT Liability ........................................................... 27
    Arizona Intermediate-Term Municipal ..................................... 27
    Florida Funds ........................................................... 27
Management .................................................................. 28
    Investment Management ................................................... 28
    Code of Ethics .......................................................... 29
    Transfer and Administrative Services .................................... 29
    Year 2000 Issues ........................................................ 30
Distribution of Fund Shares ................................................. 30
Further Information About American Century .................................. 30


PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                             Arizona Intermediate-
                                                                                Term Municipal,
                                                        Florida Municipal    Florida Intermediate-
                                                          Money Market          Term Municipal

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ....................  none                   none
Maximum Sales Load Imposed on Reinvested Dividends .........  none                   none
Deferred Sales Load ........................................  none                   none
Redemption Fee(1) ..........................................  none                   none
Exchange Fee ...............................................  none                   none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(2) ......................................... 0.50%                  0.51%
12b-1 Fees .................................................  none                   none
Other Expenses(3) .......................................... 0.01%                  0.01%
Total Fund Operating Expenses .............................. 0.51%                  0.52%

EXAMPLE:

You would pay the following expenses on a          1 year     $  5                   $  5
$1,000 investment, assuming a 5% annual return    3 years       16                     17
and redemption at the end of each time period:    5 years       29                     29
                                                 10 years       64                     65

(1) Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management -- Transfer and Administrative Services," page 29.

(3) Other expenses include the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the funds.


4    TRANSACTION AND OPERATING EXPENSE TABLE    AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                      ARIZONA INTERMEDIATE-TERM MUNICIPAL

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or  before  May 31,  1997,  have  been  audited  by  other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share  outstanding  throughout the years ended May 31, except as noted.

                                                           1998          1997          1996          1995        1994(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period ...............  $    10.44    $    10.31    $    10.35    $    10.13    $    10.00
                                                      ----------    ----------    ----------    ----------    ----------
Income From Investment Operations

   Net Investment Income ...........................        0.46          0.45          0.51          0.51          0.07

   Net Realized and Unrealized Gain (Loss)
   on Investment Transactions ......................        0.28          0.13         (0.03)         0.22          0.13
                                                      ----------    ----------    ----------    ----------    ----------
   Total From Investment Operations ................        0.74          0.58          0.48          0.73          0.20
                                                      ----------    ----------    ----------    ----------    ----------
Distributions

   From Net Investment Income ......................       (0.46)        (0.45)        (0.51)        (0.51)        (0.07)

   From Net Realized Gains on
   Investment Transactions .........................       (0.05)         --           (0.01)         --            --
                                                      ----------    ----------    ----------    ----------    ----------
   Total Distributions .............................       (0.51)        (0.45)        (0.52)        (0.51)        (0.07)
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period .....................  $    10.67    $    10.44    $    10.31    $    10.35    $    10.13
                                                      ==========    ==========    ==========    ==========    ==========
   Total Return(2) .................................        7.19%         5.77%         4.65%         7.52%         1.99%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ..        0.54%         0.66%         0.14%         --            --

Ratio of Operating Expenses to Average Net Assets
   (Before Expense Waiver) .........................        0.60%         0.79%         0.82%         1.01%         2.33%(3)

Ratio of Net Investment Income to Average Net
    Assets .........................................        4.33%         4.35%         4.85%         5.16%         5.08%(3)

Ratio of Net Investment Income to Average Net Assets
   (Before Expense Waiver) .........................        4.27%         4.22%         4.17%         4.15%         2.75%(3)

Portfolio Turnover Rate ............................          39%           81%           36%           33%           18%

Net Assets, End of Period (in thousands) ...........  $   40,047    $   30,555    $   25,789    $   19,778    $    7,187

(1) April 11, 1994 (inception) through May 31, 1994.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5


                             FINANCIAL HIGHLIGHTS
                        FLORIDA MUNICIPAL MONEY MARKET

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or  before  May 31,  1997,  have  been  audited  by  other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share  outstanding  throughout the years ended May 31, except as noted.

                                                               1998           1997           1996          1995        1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ..................  $      1.00    $      1.00    $      1.00   $      1.00   $      1.00
                                                         -----------    -----------    -----------   -----------   -----------
Income From Investment Operations

   Net Investment Income ..............................         0.03           0.03           0.04          0.04          --
                                                         -----------    -----------    -----------   -----------   -----------
Distributions

   From Net Investment Income .........................        (0.03)         (0.03)         (0.04)        (0.04)         --
                                                         -----------    -----------    -----------   -----------   -----------
Net Asset Value, End of Period ........................  $      1.00    $      1.00    $      1.00   $      1.00   $      1.00
                                                         ===========    ===========    ===========   ===========   ===========
   Total Return(2) ....................................         3.31%          3.55%          3.86%         3.71%         0.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .....         0.51%          0.12%          0.01%         --            --

Ratio of Operating Expenses to Average Net Assets
   (Before Expense Waiver) ............................         0.53%          0.66%          0.71%         0.88%         1.58%(3)

Ratio of Net Investment Income to Average Net Assets ..         3.25%          3.48%          3.75%         3.93%         2.99%(3)

Ratio of Net Investment Income to Average Net Assets
   (Before Expense Waiver) ............................         3.23%          2.94%          3.05%         3.05%         1.41%(3)

Net Assets, End of Period (in thousands) ..............  $   109,684    $   112,129    $    99,993   $    45,147   $     5,565


(1) April 11, 1994 (inception) through May 31, 1994.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                      FLORIDA INTERMEDIATE-TERM MUNICIPAL

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or  before  May 31,  1997,  have  been  audited  by  other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share  outstanding  throughout the years ended May 31, except as noted.

                                                              1998          1997          1996          1995       1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ..................  $    10.34    $    10.18    $    10.30    $    10.11   $    10.00
                                                         ----------    ----------    ----------    ----------   ----------
Income From Investment Operations

   Net Investment Income ..............................        0.45          0.46          0.52          0.52         0.07

   Net Realized and Unrealized Gain (Loss)
   on Investment Transactions .........................        0.38          0.20         (0.08)         0.19         0.11
                                                         ----------    ----------    ----------    ----------   ----------
   Total From Investment Operations ...................        0.83          0.66          0.44          0.71         0.18
                                                         ----------    ----------    ----------    ----------   ----------
Distributions

   From Net Investment Income .........................       (0.45)        (0.46)        (0.52)        (0.52)       (0.07)

   From Net Realized Capital Gains ....................       (0.16)        (0.04)        (0.04)         --           --
                                                         ----------    ----------    ----------    ----------   ----------
   Total Distributions ................................       (0.61)        (0.50)        (0.56)        (0.52)       (0.07)
                                                         ----------    ----------    ----------    ----------   ----------
Net Asset Value, End of Period ........................  $    10.56    $    10.34    $    10.18    $    10.30   $    10.11
                                                         ==========    ==========    ==========    ==========   ==========
   Total Return(2) ....................................        8.20%         6.63%         4.34%         7.31%        1.79%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .....        0.54%         0.65%         0.13%         --           --

Ratio of Operating Expenses to Average Net Assets
   (Before Expense Waiver) ............................        0.58%         0.86%         0.88%         1.09%        1.92%(3)

Ratio of Net Investment Income to Average Net Assets ..        4.28%         4.42%         5.05%         5.23%        5.02%(3)

Ratio of Net Investment Income to Average Net Assets
   (Before Expense Waiver) ............................        4.24%         4.21%         4.30%         4.14%        3.10%(3)

Portfolio Turnover Rate ...............................         154%           82%           66%           37%           6%

Net Assets, End of Period (in thousands) ..............  $   29,605    $   16,513    $   10,319    $    9,532   $    5,892

(1) April 11, 1994 (inception) through May 31, 1994.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       7


                        INFORMATION REGARDING THE FUNDS

 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.


    Each fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "Investment Company Act"), which means the Investment Company Act does not limit the proportion of a fund's assets that may be invested in the securities of a single issuer. However, the funds intend to meet federal tax requirements for qualification as a regulated investment company, as described in the Statement of Additional Information.


ARIZONA INTERMEDIATE-TERM MUNICIPAL

    Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.


    Arizona Intermediate-Term Municipal is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although Arizona Intermediate-Term Municipal may generate some taxable income. Because of this emphasis on tax-exempt income, Arizona Intermediate-Term Municipal does not constitute a balanced investment.

    Arizona Intermediate-Term Municipal intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, Arizona Intermediate-Term Municipal will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. Arizona Intermediate-Term Municipal is not limited, however, in its investments in securities that are subject to the Federal Alternative Minimum Tax (AMT).

    In addition, Arizona Intermediate-Term Municipal will invest at least 65% of its net assets in Arizona municipal obligations (obligations issued by or on behalf of Arizona; its political subdivisions, agencies and instrumentalities; or U.S. possessions or territories such as Puerto Rico). The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.


    Arizona Intermediate-Term Municipal is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

    Because Arizona Intermediate-Term Municipal invests primarily in Arizona municipal securities, political and economic conditions and developments within Arizona affect the Arizona Fund's yield and share price. The following summary is derived from official statements of the state of Arizona as well as from other publicly available documents. This summary has not been independently verified by the manager and does not purport to be a complete description of the conditions and developments in Arizona that may affect Arizona Intermediate-Term Municipal.


8      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS



    Arizona has been, and is projected to continue to be, one of the faster-growing areas in the United States. During the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product, and job creation, although growth has slowed somewhat in recent years. The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace, information technology, construction, finance, insurance and real estate.


    Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and state and local government units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.

    Limitations imposed under Arizona law on taxation and bond indebtedness may affect the ability of the issuers to generate revenues to satisfy their debt obligations. Arizona is required by law to maintain a balanced budget. In the past, the state has instituted a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may require doing so again.

    For further information about the risks associated with investing in Arizona obligations, please see the Statement of Additional Information.

FLORIDA MUNICIPAL MONEY MARKET  FLORIDA INTERMEDIATE-TERM MUNICIPAL

    The Florida Funds seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.

    The Florida Funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the Florida Funds may generate some taxable income. The Florida Funds also provide an investment that is intended to be exempt from the Florida Intangibles Tax. Because of this emphasis on tax-exempt income, the Florida Funds by themselves do not constitute a balanced investment plan.

    Each Florida Fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each Florida Fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The Florida Funds are not limited, however, in their investments in securities that are subject to the AMT.


    In addition, each Florida Fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of Florida, its political subdivisions, agencies and instrumentalities, or U.S. possessions or territories such as Puerto Rico). The remaining 35% of each Florida Fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.


    Each Florida Fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax purposes of the 80% policy noted above.


    As discussed more fully on page 27 under "Special Tax Information," a Florida Fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.


    Because the Florida Funds invest primarily in Florida municipal securities, political and economic conditions and developments within the state of Florida affect the funds' yields and share prices. The following summary is derived from independent municipal credit reports but has not been independently verified by the manager and does not purport to be a complete description of the conditions and


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       9


developments in Florida that may affect the Florida Funds.


    Historically, the Florida economy has been dependent upon agriculture and seasonal tourism. These industries are vulnerable to widespread crop failures, severe weather conditions and other agriculture-related problems, and trends and difficulties in the tourism industry. In recent years, the economy has broadened into a service and trade economy with substantial insurance, banking and export participation as well as a tourism industry that operates less seasonally.

    Population growth was significant in the 1980s and is expected to continue but at reduced rates. The retiree component of the population is expected to continue to be a major factor. The population growth and expanding economy have brought pressures for more infrastructure, educational facilities and other needs. Therefore, construction is very important to the Florida economy but is vulnerable to declines in economic and population growth and has been weak in recent years.

    Florida is heavily dependent upon sales tax revenues, making the state's general fund vulnerable to recession and presenting difficulties in expanding the tax base in an economy increasingly geared to services. This dependence on sales tax has resulted in budgetary shortfalls in the past; Florida has reacted to preserve an adequate financial position primarily through expenditure reductions and by doubling the Florida Intangibles Tax.


    For further information about the risks associated with investing in Florida obligations, please see the Statement of Additional Information.

PORTFOLIO INVESTMENT QUALITY AND
MATURITY GUIDELINES


    The Money Market Fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide. To offer investors the potential for higher yields, the Variable-Price Funds invest in obligations with longer maturities.


MONEY MARKET FUND

    In selecting investments for the Money Market Fund, the manager adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.

    In particular, the fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2)    Maintains a dollar-weighted average maturity of 90 days or less; and


  (3) Restricts its investments to high-quality obligations determined by the manager, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.


    To be considered high quality, an obligation must be:

  (1)    A U.S. government obligation; or

  (2) Rated (or issued by an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies ("rating agencies") (or one if only one has rated the obligation); or

  (3) An obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.


VARIABLE-PRICE FUNDS

    The Variable-Price Funds' maturity criteria are as follows:


    Arizona Intermediate-Term Municipal invests primarily in intermediate-term Arizona municipal obligations with maturities of four or more years. The manager expects the fund to maintain a weighted average portfolio maturity that ranges from five to 10 years.

    Florida Intermediate-Term Municipal invests primarily in intermediate-term Florida municipal obligations with maturities of four or more years. The manager expects the fund to maintain a weighted average portfolio maturity that ranges from five to 10 years.


    In  terms  of  credit  quality,   each  Variable-Price  Fund  restricts  its
investments to:



10      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


  (1)    Municipal  bonds  rated,   when  acquired,   within  the  four  highest
         categories designated by a rating agency;

  (2)    Municipal  notes  (including   variable-rate  demand  obligations)  and
         tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency; and

  (3) An obligation judged by the manager, under the direction of the Board of Trustees, to be of comparable quality.

RISK FACTORS AND INVESTMENT TECHNIQUES

    Each fund described in this Prospectus offers a range of potential for income and total return based on its maturity criteria. The market value of the investments of each fund will change over time in response to a number of factors, which are summarized in the following paragraphs.

BASIC FIXED INCOME INVESTMENT RISKS


    The Money Market Fund may be appropriate for investors who would like to (1) earn income at tax-exempt money market rates while preserving their investment or (2) use a money market fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds and stocks.

    The Variable-Price Funds offer a range of potential for income and total return based on their respective quality and maturity criteria.


INTEREST RATE RISK


    One feature the funds have in common is their susceptibility to changing interest rates. For the Money Market Fund, interest rate changes affect the level of income the fund generates for shareholders. For the Variable-Price Funds, changing interest rates affect not only the level of income the funds generate for shareholders, but their share prices as well. In general, when interest rates rise, the Variable-Price Funds' share prices decline; when interest rates decline, their share prices rise.


    This pattern is due to the time value of money. A bond's worth is determined by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond.

CREDIT RISK

    In selecting investments for each fund, the manager carefully considers the creditworthiness of parties and their reliability for the timely payment of interest and repayment of principal.

    In many cases, these parties include not only the issuer of the obligation, but a bank or other financial intermediary who offers a letter of credit or other form of guarantee on the obligation.


    A security's ratings reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Because of the cost of obtaining credit ratings, some issuers forego them. Under the direction of the Board of Trustees, the manager may buy unrated bonds for the funds if these securities are judged to be of a quality consistent with the funds' investment policies. Similarly, on behalf of the Variable-Price Funds, the manager may purchase securities whose ratings are not consistent with the funds' rating criteria but that the manager judges, under the direction of the Board of Trustees, to present credit risks consistent with the funds' quality standards.

    The Variable-Price funds described in this Prospectus may invest up to 15% of their total assets in unrated securities. The Money Market Fund may invest up to 10% of its total assets in unrated securities. Unrated securities may be less liquid than rated securities.


    The Variable-Price Funds may invest in securities rated Baa or BBB (the lowest investment grade category). Each Variable-Price Fund will limit its investment in securities rated Baa or BBB to 25% of a fund's total assets. Such securities are medium-grade investment obligations that may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such obligations to make principal and interest payments.

CONCENTRATION RISK


    Each of the funds described in this Prospectus may invest 25% or more of its total assets in obligations that generate income from similar types of projects (in particular, projects in health care, electric, water/sewer, education and transportation). Political or economic developments affecting a single issuer or



PROSPECTUS                             INFORMATION REGARDING THE FUNDS      11


industry or similar types of projects may have a significant effect on fund performance.

CALL RISK


    Many municipal obligations are issued with a call feature (features that include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the manager would otherwise choose to eliminate it from a fund's holdings. A call also may reduce an obligation's yield to maturity.


MUNICIPAL SECURITIES


    Municipal securities are issued to raise money for a variety of public purposes, including general financing for state and local governments as well as financing for specific projects and public facilities. Municipal securities may be backed by the full taxing power of a municipality, the revenues from a specific project or the credit of a private organization. The following discussion provides a brief description of some securities the funds may buy. The funds are not limited by this discussion, and they may buy other types of securities and enter into other types of transactions that meet their respective quality, maturity and liquidity requirements.

    MUNICIPAL NOTES typically have maturities of 13 months or less and are used to provide short-term capital or to meet cash-flow demands.


    GENERAL OBLIGATION BONDS are backed by the taxing power of the issuer.


    REVENUE BONDS are backed by the revenues derived from a specific project, system or facility. Industrial development bonds are a type of revenue bond that are backed by the credit of a private issuer.

    VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS have interest rate adjustment formulas designed to stabilize their market values. These obligations normally have maturities in excess of one year but carry demand features permitting the holders to demand repayment of principal at any time or at specified intervals. With respect to the Money Market Fund, such intervals may not exceed 13 months.

    TENDER OPTION BONDS are created by combining an intermediate- or long-term, fixed-rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at face value. Tender option bonds purchased by the funds are structured with rates that are reset weekly or at other regular intervals.

    A sponsor may terminate a tender option agreement if, for example, the issuer of the underlying bond defaults on interest payments, or if the underlying bond is downgraded or becomes taxable. Under such circumstances, a fund might then own a bond that does not meet its quality or maturity criteria.


    The manager monitors the credit quality of bonds underlying the funds' tender option bond holdings and will sell or put back a tender option bond if the rating on the underlying bond falls below the second-highest rating designated by a rating agency.

    MUNICIPAL LEASE OBLIGATIONS are issued by state and local governments to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the issuing municipality's ability to assess taxes to meet its debt obligations. If the state or local government does not make appropriations for the following years lease payments, the lease may terminate, with the possibility of default on the lease obligation and loss to investors.

    ZERO-COUPON MUNICIPAL SECURITIES do not make regular interest payments. Instead, they are sold at a deep discount to their face value. In calculating daily dividends, the funds take into account, as income, a portion of the difference between these securities' purchase prices and face values. Because zero-coupon securities do not pay current income, their prices can be very volatile when interest rates change.


    The Variable-Price Funds may invest in INVERSE FLOATERS to generate higher tax-exempt yields than are offered by other instruments. Inverse floaters bear interest rates that move inversely to market interest rates. Generally, the interest rate on the inverse floater is computed as the difference between an above-market fixed rate of interest and a floating rate determined by reference to a market-based or bond-specific interest rate.

    Because inverse floaters are long-term bonds, the value of these securities may be volatile when market interest rates change. In addition, there is no guarantee that the manager will be able to find a ready buyer for inverse floaters. The Money Market Fund may not invest in inverse floaters.


    AMT SECURITIES typically are tax-exempt "private activity" bonds issued after August 7, 1986, whose


12   INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


proceeds are directed at least in part to a private, for-profit organization. Although the interest income from AMT Securities is exempt from regular federal income tax, that income is a tax preference item for purposes of the AMT.


    In addition, corporate investors should note that all income from a fund might be part of an adjustment to AMT under Section 55 of the Internal Revenue Code. The AMT is a special separate tax that applies to certain taxpayers that have certain adjustments to income or tax preference items. Each fund is authorized to invest as much as 100% of its assets in AMT Securities.


TAX-EXEMPT SECURITIES


    Historically, interest paid on securities issued by states, cities, counties, school districts and other political subdivisions of the United States has been exempt from federal income tax. Legislation since 1985, however, affects the tax treatment of certain types of municipal bonds issued after certain dates and, in some cases, subjects the income from certain bonds to differing tax treatment depending on the tax status of its recipient.

    The funds should be expected to invest at least some portion of their assets in securities that, in the hands of some holders, would be subject to the AMT, as long as management determines it is in the best interest of shareholders generally to invest in such securities. See "Taxes," page 25.


    Each fund may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yields. As a prospective investor in the funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formulas depicted below.

    For the Florida Funds, the tax-equivalent yield is based on each fund's current tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment. The formula is:

       Fund's Tax-Free Yield                Florida           Your Tax-
  -------------------------------   +   Intangibles Tax   =   Equivalent
          100% - Federal                     Rate               Yield
             Tax Rate

    For Arizona Intermediate-Term Municipal, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming that all of Arizona Intermediate-Term Municipal's dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for Arizona Intermediate-Term Municipal using the following equation:


       Fund's Double Tax-Free Yield            Your Tax-
  --------------------------------------   =   Equivalent
    (100% - Federal    (100% - Arizona           Yield
       Tax Rate)          Tax Rate)


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of any of the funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the Variable-Price Funds are shown in the financial information of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be accurately predicted.


    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly higher transaction costs that are borne directly by a fund. Portfolio turnover also may affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    Each of the funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities


PROSPECTUS                         INFORMATION REGARDING THE FUNDS        13


typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. The manager will segregate cash or appropriate assets in an amount at least equal to the when-issued commitments. No income will accrue to the fund prior to delivery.

INTEREST RATE FUTURES CONTRACTS AND  OPTIONS THEREON


    The Variable-Price Funds may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indices on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.


    For options sold, a fund will segregate cash or appropriate liquid assets equal to the value of securities underlying the option unless the option is otherwise covered.

    A fund will deposit in a segregated account with its custodian bank cash or appropriate liquid assets in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.


    The Variable-Price Funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Because futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) a possibly imperfect offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


    The manager will attempt to create a closely correlated hedge but hedging activities may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

    See the Statement of Additional Information for further information about these instruments and their risks.

RESTRICTED SECURITIES


    The funds may, from time to time, purchase securities that are subject to restrictions on resale ("restricted securities"). The funds purchase these securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Restricted securities typically are privately placed with and traded among qualified institutional investors rather than the general public.


    Restricted securities are not necessarily illiquid. With respect to certain restricted securities (particularly those eligible for resale under Rule 144A), the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine. This determination is based upon consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the Board retains ultimate responsibility, it may dele-


14     INFORMATION REGARDING THE FUNDS           AMERICAN CENTURY INVESTMENTS


gate this function to the manager. Accordingly, the Board of Trustees has established guidelines and procedures for determining the liquidity of these restricted securities and has delegated the day-to-day function of determining the liquidity of these restricted securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Because the secondary market for restricted securities is often limited to certain qualified institutional buyers, the liquidity of restricted securities may be limited accordingly and a fund may, from time to time, hold restricted securities that are illiquid.

    No fund may invest more than 15% (10% for the Money Market Fund) of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).


CASH MANAGEMENT

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


    Up to 10% of a fund's total assets may be invested in this manner.


OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of the funds. When SEC guidelines require it to do so, a fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Fund, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment.

    With respect to the Variable-Price Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.


    The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. See "Tax-Exempt Securities," page 13, for a description of the formulas used in comparing yields to tax-equivalent yields.

    The funds also may include in advertisements data comparing performance with their performance of



PROSPECTUS                            INFORMATION REGARDING THE FUNDS       15



non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical
Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


16      INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY


    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.


    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 22.

HOW TO OPEN AN ACCOUNT


    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You also must certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 for the Money Market Fund and $5,000 for the Variable-Price Funds.

    The minimum investment requirements may be different for some types of retirement accounts. Call an Investor Services Representative for information on our retirement plans, which are available for individual investors or for those investing through their employers.


    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918


*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" on the following page.


*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       17


*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street,
    Kansas City, Missouri 64111

    4917 Town Center Drive,
    Leawood, Kansas 66211

    1665 Charleston Road,
    Mountain View, California 94043

    2000 S. Colorado Blvd.,
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the following methods. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.


BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE


    Upon completion of your application and once your account is open, you may make investments by telephone. You may call an Investor Services Representative or use our Automated Information Line.


BY ONLINE ACCESS


    Upon completion of your application and once your account is open, you may make investments online.


BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 17 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN


    By completing the application and electing to make investments automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the Exchange for all of our



18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



other funds. See "When Share Price Is Determined," page 24.


    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 20) upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


BY ONLINE ACCESS


    You can make exchanges online. This service is established upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.


    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W-4P and a reason for withdrawal as specified by the IRS.


BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 20.

BY TELEPHONE


    Upon completion of your application and once your account is open, you may redeem your shares by calling an Investor Services Representative.


BY CHECK-A-MONTH


    If you have at least a $10,000 balance in your Variable-Price Fund account, you may redeem shares by Check-A-Month. There are no minimum balance requirements for Check-A-Month for Money Market Fund accounts. A Check-A-Month plan automatically redeems enough shares each month to provide you a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.


OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.


    Your bank usually will receive wired funds within 48 hours of transmission. Funds transferred by ACH



PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       19


may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. See "How to Open an Account," page 17. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE


    To protect your accounts from fraud, some transactions will require a signature guarantee. A signature guarantee is required when redeeming more than $100,000.


    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES


    We offer several services to make your account easier to manage. These are listed on the account application. You will find more information about each of these services in our Investor Services Guide.


    Our special shareholder services include:

AUTOMATED INFORMATION LINE


    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You also may use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. You also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


ONLINE ACCOUNT ACCESS


    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the fund. You can use your personal access code and Social Security number to view your account balance and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


CHECKWRITING


    We offer CheckWriting as a service option for your account in the Money Market Fund. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.


    When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.


    If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you will have CheckWriting upon completion and receipt by us of your application. CheckWriting is not available for any account held in an IRA or 403(b) plan.

    CheckWriting redemptions may be made only on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.



20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



    We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any losses or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.


    A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS


    Some funds are available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);


    * 403(b) plans for employees of public school systems and non-profit organizations; or


    * Profit-sharing plans and pension plans for corporations and other employers.


    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.


    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS


    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.


  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.


  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.


  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include request-


PROSPECTUS                 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS    21



         ing personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.


  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.


  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.


  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.


    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness (i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions) we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.


    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to


22  HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENT


purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.


    You may reach an Institutional Service Representative by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds and services that you are unable to obtain through your plan administrator or financial intermediary.



PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       23


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail before the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor, in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by a duly authorized intermediary, and such orders will be priced at the funds' net asset values next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.



24     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.


    Pursuant to a determination by the Money Market Fund's Board of Trustees and Rule 2a-7 under the Investment Company Act, portfolio securities of the fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE


    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The yield of the Investor Class of the Money Market Fund is published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on all of the funds and other funds in the American Century family of funds, also may be obtained by calling us or by accessing our Web site at www.americancentury.com.


DISTRIBUTIONS


    At the close of each day, including Saturdays, Sundays and holidays, net investment income of the Variable-Price Funds is determined and declared as a distribution. Distributions will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Fund, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 24.) If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

    Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Florida Municipal Money Market does not expect to realize any long-term capital gains, and accordingly does not expect to pay any capital gains distributions.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES


    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that because each fund distributes all of its income, it pays no income tax.


TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW       25



retirement or savings plans, income and capital gains distributions paid by the funds generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income of the Variable-Price Funds do not qualify for the 70% dividends-received deduction for corporations because they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from gains on assets held longer than 12 months, but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares (28% or 20% rate gain).

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. Please note, however, that tax-exempt dividends are not included on Form 1099-DIV. The funds anticipate that substantially all of the dividends to be paid by the funds will be exempt from federal income taxes to an individual unless, due to that person's own tax situation, he or she is subject to the AMT. In that case, it is likely that a portion of the dividends will be taxable to that shareholder while remaining tax-exempt in the hands of most other shareholders. The funds will advise shareholders of the percentage subject to the individual AMT should a shareholder be subject to it.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject American Century to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders generally will recognize a gain or loss in an amount equal to the difference between the



26  ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS



basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months, and long-term subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


SPECIAL TAX INFORMATION


    Each fund intends to invest at least 50% of its assets in state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends generally are excludable from a shareholder's gross income for federal tax purposes. If a fund earned federally taxable income from any of its investments, the income would be distributed to shareholders as a taxable dividend as described above.


MUNICIPAL SECURITIES

    Opinions relating to the validity of municipal securities and the exemptions of interest thereon from federal income tax are rendered by bond counsel to the issuers. The funds and the manager rely on the opinion of bond counsel and do not undertake any independent investigation of proceedings relating to the issuance of state or municipal securities. The funds may invest in various instruments that are not traditional state and local obligations and that are believed to generate interest excludable from taxable income under Code Section 103, including, but not limited to, municipal lease obligations and inverse floaters. Although the funds may invest in these instruments, they cannot guarantee the tax-exempt status of the income earned thereon from any other investment.

AMT LIABILITY


    To the extent that a fund invests in municipal obligations (private activity bonds) whose interest is treated as a tax preference item in calculating AMT liability, shareholders who calculate AMT liability will be required to include a portion of the fund's dividends as a tax preference item in making this calculation. In addition, corporate shareholders may be required to include all dividends and distributions by the fund in an adjustment of alternative minimum taxable income for purposes of the AMT imposed under Internal Revenue Code,
Section 55.


ARIZONA INTERMEDIATE-TERM MUNICIPAL


    Under a ruling by the Arizona Department of Revenue, shareholders who are otherwise subject to Arizona income tax will not be subject to such tax on fund dividends to the extent that such dividends are attributable either to (1) obligations of the state of Arizona or its political subdivisions or (2) obligations issued by the governments of Guam, Puerto Rico or the Virgin Islands.

    In addition, Arizona Intermediate-Term Municipal dividends that are attributable to interest payments on direct obligations of the U.S. government will not be subject to Arizona income tax if, as intended, Arizona Intermediate-Term Municipal qualifies as a regulated investment company under Subchapter M of the Code. Other distributions from the fund, however, such as distributions of short-term or long-term capital gains or income earned on obligations of other states, generally will be subject to income, personal property, intangibles or similar taxes in their respective states and localities.


FLORIDA FUNDS


    Florida currently does not have a personal income tax, so dividends from the Florida Funds and distributions earned by Florida residents will not be subject to such a tax. Dividends and distributions earned by corporate shareholders who are subject to the Florida corporate income tax may be taxable by Florida; these



PROSPECTUS                      ADDITIONAL INFORMATION YOU SHOULD KNOW       27


shareholders should consult their tax advisors regarding the application of the Florida corporate income tax to dividends and distributions from the Florida Funds.


    The Florida Funds may apply for rulings from the Florida Department of Revenue to the effect that shares of a Florida Fund be exempt from the Florida Intangibles Tax each year if the Florida Fund's portfolio of investments on January 1 of that year consists of qualifying investments.

    Investments exempt from the Florida Intangibles Tax include but are not limited to (1) notes, bonds and other obligations issued by Florida or its municipalities, counties and other taxing districts and (2) notes, bonds, and other obligations issued by the U.S. government and its agencies. Obligations issued by the governments of Puerto Rico, Guam and the Virgin Islands are also exempt if permitted by ruling.

    If a Florida Fund's portfolio of investments on January 1 of each year includes investments that are not exempt from the Florida Intangibles Tax, the Florida Fund's shares could be subject to the Florida Intangibles Tax. The Florida Funds intend that on January 1 of each year, each Florida Fund's portfolio of investments will consist solely of investments exempt from the Florida Intangibles Tax. Shareholders who are domiciled outside of Florida may be subject to income, personal property, intangibles or similar taxes in their respective states.


MANAGEMENT

INVESTMENT MANAGEMENT

    The funds are open-end series of the American Century Municipal Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team also may adjust portfolio holdings of the funds as necessary between team meetings.


    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the team that manages the funds in the American Century Municipal Trust. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. Mr. MacEwen is a member of the Association of Investment Management and Research
(AIMR) and the Securities Analysts of San Francisco. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

    BRYAN E. KARCHER, Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since April 1995. Mr. Karcher joined American Century in 1989. Before being promoted to his current position, Mr. Karcher was a research analyst. He holds a bachelor's degree in economics from the University of California, Los Angeles and is a Chartered Financial Analyst.

    KENNETH SALINGER, Associate Portfolio Manager, has been a member of the team that manages Arizona Intermediate-Term Municipal since July 1998 and Florida Intermediate-Term Municipal since October 1996. Mr. Salinger joined American Century in 1992. Before being promoted to his current position, Mr. Salinger was a municipal portfolio trader. He holds a bachelor's degree in Quantitative Economics from the University of California, San Diego and is a candidate for the Chartered Financial Analyst designation.


    The activities of the manager are subject only to directions of the funds' Board of Trustees. The manager pays all the expenses of the funds except broker-


28    ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS



age,  taxes,   portfolio   insurance,   interest,   fees  and  expenses  of  the
non-interested person Trustees (including counsel fees), and extraordinary expenses.

    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category that are managed by the manager (the "Investment Category Fee"). There are three investment categories: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of the average net assets of the fund as follows: Florida Municipal Money Market, 0.20%; and Arizona Intermediate-Term Municipal and Florida Intermediate-Term Municipal, 0.21%. The Complex Fee is currently an annual rate of 0.30% of the average net assets of a fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS


    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.


    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.


    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC), which is controlled by James E. Stowers Jr.



PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       29



    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.


YEAR 2000 ISSUES


    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.


DISTRIBUTION OF FUND SHARES


    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Municipal Trust was organized as a Massachusetts business trust on May 1, 1984. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    The funds are individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.


    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters that must be voted on separately by the series of shares affected. Matters affecting only one fund are voted upon only by that fund.


    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the


30    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS



Trustees if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       31


                                     NOTES


32                                                                     NOTES


                                     NOTES


                                                               NOTES      33


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.sm)


9808           [recycled logo]
SH-BKT-13464      Recycled

                                   PROSPECTUS


                                 AUGUST 31, 1998


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.sm)

                                     BENHAM
                                  GROUP(reg.tm)


                              Tax-Free Money Market
                              Limited-Term Tax-Free
                           Intermediate-Term Tax-Free
                               Long-Term Tax-Free
                              High-Yield Municipal


INVESTOR CLASS

                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                       AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
         Benham                American Century          Twentieth Century
         Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
 Tax-Free Money Market


 Limited-Term Tax-Free


  Intermediate-Term
      Tax-Free


  Long-Term Tax-Free


 High-Yield Municipal




                                   PROSPECTUS
                                 AUGUST 31,1998

                      Tax-Free Money Market * Limited-Term
                     Tax-Free * Intermediate-Term Tax-Free *
                    Long-Term Tax-Free * High-Yield Municipal
                                 INVESTOR CLASS

 AMERICAN CENTURY MUNICIPAL TRUST


    American Century Municipal Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Five of the funds from our Benham Group that invest in various types of municipal securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional
Information dated August 31, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                 4500 Main Street * P.O. Box 419200 Kansas City,
                      Missouri 64141-6200 * 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                             www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                    1


                  INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- BENHAM TAX-FREE
MONEY MARKET FUND

    Tax-Free Money Market is a money market fund which seeks as high a level of interest income exempt from regular federal income tax as is consistent with prudent investment management, while seeking to conserve shareholders' capital. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE.

AMERICAN CENTURY -- BENHAM LIMITED-TERM
TAX-FREE FUND
AMERICAN CENTURY -- BENHAM INTERMEDIATE-TERM
TAX-FREE FUND
AMERICAN CENTURY -- BENHAM LONG-TERM
TAX-FREE FUND

    Limited-Term Tax-Free, Intermediate-Term Tax-Free and Long-Term Tax-Free seek as high a level of interest income exempt from regular federal income taxes as is consistent with prudent investment management, while seeking to conserve shareholders' capital.

AMERICAN CENTURY -- BENHAM
HIGH-YIELD MUNICIPAL FUND

    High-Yield Municipal seeks to provide high current income exempt from federal income taxes as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

    HIGH-YIELD MUNICIPAL CAN INVEST ENTIRELY IN LOWER-QUALITY, HIGH-YIELD, LONG-TERM MUNICIPAL BONDS. THESE BONDS ARE SUBJECT TO SUBSTANTIAL RISKS
INCLUDING PRICE VOLATILITY, LIQUIDITY RISK AND DEFAULT RISK. YOU SHOULD CAREFULLY CONSIDER THE INCREASED RISKS OF INVESTING IN HIGH-YIELD MUNICIPAL BEFORE INVESTING.

    AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S.
                                   GOVERNMENT.


  For ease of reference, the funds sometimes will be referred to in this Prospectus by their investment category or fund type. Tax-Free Money Market, Limited-Term Tax-Free, Intermediate-Term Tax-Free and Long-Term Tax-Free are referred to as the "Tax-Free Funds." All funds except Tax-Free Money Market are referred to collectively as the "Variable-Price Funds."


             There is no assurance that the funds will achieve their
                        respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2   INVESTMENT OBJECTIVES                         AMERICAN CENTURY INVESTMENTS


                            TABLE OF CONTENTS


 Investment Objectives of the Funds .......................................    2
 Transaction and Operating Expense Table ..................................    4
 Financial Highlights .....................................................    5
 INFORMATION REGARDING THE FUNDS
 Investment Policies of the Funds .........................................   10
    Tax-Free Money Market, Limited-Term Tax-Free,
       Intermediate-Term Tax-Free, Long-Term Tax-Free .....................   10
    High-Yield Municipal ..................................................   10
 Portfolio Investment Quality and Maturity
    Guidelines ............................................................   11
    Money Market Funds ....................................................   11
    Variable-Price Funds ..................................................   11
 Risk Factors and Investment Techniques ...................................   11
    Basic Fixed Income Investment Risks ...................................   12
            Interest Rate Risk ............................................   12
            Credit Risk ...................................................   12
            Concentration Risk ............................................   12
            Call Risk .....................................................   12
       Municipal Securities ...............................................   13
       High-Yield Bonds ...................................................   14
  Tax-Exempt Securities ...................................................   14
  Other Investment Practices, Their Characteristics
          and Risks .......................................................   14
       Portfolio Turnover .................................................   14
       When-Issued and Forward Commitment
          Agreements ......................................................   15
       Interest Rate Futures Contracts and Options Thereon ................   15
       Restricted Securities ..............................................   15
       Cash Management ....................................................   16
       Other Techniques ...................................................   16
  Performance Advertising .................................................   16
 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
 American Century Investments .............................................   18
 Investing in American Century ............................................   18
 How to Open an Account ...................................................   18
            By Mail .......................................................   18
            By Wire .......................................................   18
            By Exchange ...................................................   19
            In Person .....................................................   19
Subsequent Investments ....................................................   19
            By Mail .......................................................   19
            By Telephone ..................................................   19
            By Online Access ..............................................   19
            By Wire .......................................................   19
            In Person .....................................................   19
       Automatic Investment Plan ..........................................   19
  How to Exchange From One Account to Another .............................   19
            By Mail .......................................................   20
            By Telephone ..................................................   20
            By Online Access ..............................................   20
  How to Redeem Shares ....................................................   20
            By Mail .......................................................   20
            By Telephone ..................................................   20
            By Check-A-Month ..............................................   20
            Other Automatic Redemptions ...................................   20
       Redemption Proceeds ................................................   20
            By Check ......................................................   20
            By Wire and ACH ...............................................   20
       Redemption of Shares in Low-Balance Accounts .......................   21
  Signature Guarantee .....................................................   21
  Special Shareholder Services ............................................   21
            Automated Information Line ....................................   21
            Online Account Access .........................................   21
            CheckWriting ..................................................   21
            Open Order Service ............................................   22
Tax-Qualified Retirement Plans ............................................   22
  Important Policies Regarding Your Investments ...........................   22
  Reports to Shareholders .................................................   23
 Employer-Sponsored Retirement Plans and
    Institutional Accounts ................................................   23
 ADDITIONAL INFORMATION YOU SHOULD KNOW
 Share Price ..............................................................   25
    When Share Price Is Determined ........................................   25
How Share Price Is Determined .............................................   25
    Where to Find Information About Share Price ...........................   26
 Distributions ............................................................   26
 Taxes ....................................................................   26
    Tax-Deferred Accounts .................................................   27
    Taxable Accounts ......................................................   27
 Special Tax Information ..................................................   28
    Municipal Securities ..................................................   28
    AMT Liability .........................................................   28
Management ................................................................   28
    Investment Management .................................................   28
    Code of Ethics ........................................................   30
    Transfer and Administrative Services ..................................   30
    Year 2000 Issues ......................................................   31
 Distribution of Fund Shares ..............................................   31
 Further Information About American Century ...............................   31


PROSPECTUS                                           TABLE OF CONTENTS       3


                                TRANSACTION AND OPERATING EXPENSE TABLE
                                                                                 Limited-Term
                                                                                   Tax-Free,
                                                                  Tax-Free       Intermediate-
                                                                    Money       Term Tax-Free,   High-Yield
                                                                   Market     Long-term Tax-Free   Municipal
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ........................    none             none           none
Maximum Sales Load Imposed
   on Reinvested Dividends .....................................    none             none           none
Deferred Sales Load ............................................    none             none           none
Redemption Fee(1) ..............................................    none             none           none
Exchange Fee ...................................................    none             none           none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):
Management Fees(2) .............................................    0.50%            0.51%        0.65%(3)
12b-1 Fees .....................................................    none             none           none
Other Expenses(4) ..............................................    0.00%            0.00%          0.00%
Total Fund Operating Expenses ..................................    0.50%            0.51%          0.65%

EXAMPLE:
You would pay the following                       1 year             $5               $5             $7
expenses on a $1,000 investment,                  3 years            16               16             21
assuming a 5% annual return and                   5 years            28               29             36
redemption at the end of each time period:       10 years            63               64             81

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management -- Transfer and Administrative Services," page 30.

(3) American Century Investment Management, Inc. has agreed to waive all expenses of High-Yield Municipal through April 30, 1999. As a result, Management Fees and Total Fund Operating Expenses would each be 0.00% until this time. See "Management - Investment Management," page 28.

(4) Other expenses, which includes the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, are expected to be less than 0.01% of 1% of average net assets for the current fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the funds.


4  TRANSACTION AND OPERATING EXPENSE TABLE        AMERICAN CENTURY INVESTMENTS


                            FINANCIAL HIGHLIGHTS
                            TAX-FREE MONEY MARKET

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or  before  May 31,  1997,  have  been  audited  by  other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share outstanding throughout the years ended May 31.

                                1998        1997     1996     1995      1994      1993        1992      1991      1990     1989
PER-SHARE DATA
Net Asset Value,
Beginning of Year .......       $1.00       $1.00    $1.00    $1.00     $1.00     $1.00       $1.00     $1.00     $1.00    $1.00
                          -----------     -------  -------  -------  -------- ---------   ---------  --------   -------  -------
Income From
Investment
Operations
Net Investment Income ...        0.04        0.03     0.03     0.03      0.02      0.02        0.03      0.05      0.06     0.06
                          -----------     -------  -------  -------  -------- ---------   ---------  --------   -------  -------
Distributions
From Net Investment
Income ..................       (0.04)      (0.03)   (0.03)   (0.03)    (0.02)    (0.02)      (0.03)    (0.05)    (0.06)   (0.06)
                          -----------     -------  -------  -------  -------- ---------   ---------  --------   -------  -------
Net Asset Value,
End of Year .............       $1.00       $1.00    $1.00    $1.00     $1.00     $1.00       $1.00     $1.00     $1.00    $1.00
                          ===========     =======  =======  =======  ======== =========   =========  ========   =======  =======
Total Return(1) .........        3.70%       2.98%    3.19%    2.95%     1.92%     2.12%       3.48%     5.13%     5.68%    5.80%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets ..............        0.04%(2)    0.67%    0.65%    0.66%     0.67%     0.68%       0.57%     0.50%     0.50%    0.50%
Ratio of Net Investment
Income to Average
Net Assets ..............        3.68%(2)    2.93%    3.12%    2.88%     1.89%     2.10%       3.40%     4.99%     5.56%    5.68%
Net Assets,
End of Year
(in thousands) ..........    $444,277     $85,730  $91,118  $92,034  $109,818  $109,875    $111,112  $111,224   $92,975  $93,897

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) American Century Investment Management, Inc. had voluntarily waived its management fee from August 1, 1997, to July 31, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.52% and 3.20%, respectively.


PROSPECTUS                                          FINANCIAL HIGHLIGHTS       5


                         FINANCIAL HIGHLIGHTS
                         LIMITED-TERM TAX-FREE

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or before  October 31,  1996,  have been  audited by other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share outstanding throughout the periods ended May 31, except as noted.

                                        1998(1)         1997(2)        1996            1995         1994       1993(3)
 PER-SHARE DATA
Net Asset Value,
Beginning of Period ................     $10.11          $10.08       $10.09           $9.95       $10.04       $10.00
                                     ----------      ----------   ----------      ----------   ----------   ----------
Income From Investment Operations
Net Investment Income ..............       0.24            0.41         0.43            0.44         0.36         0.21
Net Realized and
Unrealized Gain(Loss)
on Investment Transactions .........       0.05            0.10        (0.01)           0.14        (0.09)        0.04
                                     ----------      ----------   ----------      ----------   ----------   ----------
Total From Investment Operations ...       0.29            0.51         0.42            0.58         0.27         0.25
                                     ----------      ----------   ----------      ----------   ----------   ----------
Distributions
From Net Investment Income .........      (0.24)          (0.41)       (0.43)          (0.44)       (0.36)       (0.21)
From Net Realized Gains
on Investment Transactions .........       --             (0.07)        --              --           --           --
Total Distributions ................      (0.24)          (0.48)       (0.43)          (0.44)       (0.36)       (0.21)
                                     ----------      ----------   ----------      ----------   ----------   ----------
Net Asset Value, End of Period .....     $10.16          $10.11       $10.08          $10.09        $9.95       $10.04
                                     ==========      ==========   ==========      ==========   ==========   ==========
Total Return(4) ....................       2.87%           5.22%        4.26%           5.95%        2.75%        2.55%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets ..............       0.52%(5)        0.59%        0.38%(6)       --(6)        --(6)        --(6)
Ratio of Net Investment Income
to Average Net Assets ..............       4.04%(5)        4.05%        4.28%           4.38%        3.62%        3.09%(5)
Portfolio Turnover Rate ............         28%             74%          68%             78%          42%           3%
Net Assets, End
of Period (in thousands) ...........    $38,410         $36,437      $49,866         $58,837      $60,857      $52,265

(1) Seven months ended May 31, 1998. The fund's fiscal year end was changed from October 31 to May 31 resulting in a seven month reporting period.

(2) On August 29, 1997, the fund acquired all the net assets of American Century-Benham Limited-Term Tax-Exempt Fund.

(3)  March 1, 1993 (inception) through October 31, 1993.

(4)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6) American Century Investment Management, Inc. had voluntarily waived its management fee through February 29, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 0.60%.


6        FINANCIAL HIGHLIGHTS                     AMERICAN CENTURY INVESTMENTS

                         FINANCIAL HIGHLIGHTS
                       INTERMEDIATE-TERM TAX-FREE

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or before  October 31,  1996,  have been  audited by other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share outstanding throughout the periods ended May 31, except as noted.

                               1998(1)   1997(2)   1996     1995     1994   1993(3)  1992(3)  1991(3)  1990(3)  1989(3)  1988(3)
PER-SHARE DATA
Net Asset Value,
Beginning of Period ........  $10.46      $10.35     $10.45  $10.01  $10.75   $10.27   $10.06      $9.66      $9.67   $9.73   $9.42
                            --------    --------    ------- ------- -------  ------- --------    -------    ------- ------- -------
Income From Investment
Operations
Net Investment Income ......    0.28        0.49       0.48    0.49    0.48     0.48     0.48       0.54       0.56    0.56    0.54
Net Realized and
Unrealized
Gain (Loss) on
Investment
Transactions ...............    0.08        0.21      (0.03)   0.52   (0.61)    0.55     0.21       0.40      (0.01)  (0.06)   0.31
                            --------    --------    ------- ------- -------  ------- --------    -------    ------- ------- -------
Total From
Investment Operations ......    0.36        0.70       0.45    1.01   (0.13)    1.03     0.69       0.94       0.55    0.50    0.85
                            --------    --------    ------- ------- -------  ------- --------    -------    ------- ------- -------
Distributions
From Net Investment Income .   (0.28)      (0.49)     (0.48)  (0.49)  (0.48)   (0.48)   (0.48)     (0.54)     (0.56)  (0.56)  (0.54)
From Net Realized Gains
on Investment Transactions .   (0.02)      (0.10)     (0.07)  (0.08)  (0.13)   (0.07)    --         --         --      --      --
                            --------    --------    ------- ------- -------  ------- --------    -------    ------- ------- -------
Total Distributions ........   (0.30)      (0.59)     (0.55)  (0.57)  (0.61)   (0.55)   (0.48)     (0.54)     (0.56)  (0.56)  (0.54)
                            --------    --------    ------- ------- -------  ------- --------    -------    ------- ------- -------
Net Asset Value,
End of Period ..............  $10.52      $10.46     $10.35  $10.45  $10.01   $10.75   $10.27     $10.06      $9.66   $9.67   $9.73
                            ========    ========    ======= ======= =======  ======= ========    =======    ======= ======= =======
Total Return(4) ............    3.50%       6.88%      4.47%  10.41%  (1.25)%  10.25%    7.00%      9.91%      5.89%   5.30%   9.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets .........    0.51%(5)    0.58%      0.60%   0.60%   0.60%    0.72%    0.98%(6)   0.96%(6)   1.00%   1.00%   1.00%
Ratio of Net Investment
Income to Average
Net Assets .................    4.62%(5)    4.71%      4.66%   4.77%   4.59%    4.51%    4.68%      5.40%      5.80%   5.79%   5.57%
Portfolio Turnover Rate ....      17%         35%(7)     39%     32%     74%      38%      36%        62%       102%     74%     86%
Net Assets, End
of Period
(in thousands) .............$137,907    $132,416    $80,568 $80,248 $81,400  $98,740  $76,745    $45,359    $25,587 $20,616 $14,286

(1)Seven months ended May 31, 1998. The fund's fiscal year end was changed from October 31 to May 31 resulting in a seven month reporting period.

(2)On August 29, 1997, the fund acquired all the net assets of American Century-Benham Intermediate-Term Tax-Exempt Fund.

(3)The data presented has been restated to give effect to a 10 to one stock split in the form of a stock dividend that occurred on November 13, 1993.

(4)Total  return   assumes   reinvestment   of  dividends   and  capital   gains
   distributions, if any. Total returns for periods less than one year are not annualized.

(5)Annualized.

(6)Expenses are shown net of management fees waived by the manager for low-balance account fees collected during the period.

(7)Purchases, sales and market value amounts for Benham Intermediate-Term Tax-Free Fund prior to the merger were excluded from the portfolio turnover calculation.


PROSPECTUS                                         FINANCIAL HIGHLIGHTS       7


                            FINANCIAL HIGHLIGHTS
                            LONG-TERM TAX-FREE

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for each of the periods  ended on or  before  October  31,  1996,  have  been  audited  by other independent  accountants.  The annual  report  contains  additional  performance information  and will be made  available  upon request and without  charge.  The information  presented is for a share  outstanding  throughout the periods ended
May 31, except as noted.

                            1998(1)     1997(2)      1996     1995      1994  1993(3) 1992(3)    1991(3)   1990(3)   1989(3) 1988(3)
PER-SHARE DATA

Net Asset Value,
Beginning of Period .......  $10.75      $10.58     $10.54    $9.75   $11.10   $10.36  $10.23      $9.62      $9.84   $9.73   $9.09
                           --------    --------    -------  -------  -------  ------- -------    -------    ------- ------- -------
Income From
Investment Operations
Net Investment Income .....    0.31        0.55       0.53     0.53     0.52     0.53    0.53       0.57       0.60    0.62    0.61
Net Realized and
Unrealized Gain
(Loss) on Investment
Transactions ..............    0.13        0.33       0.04     0.83    (1.01)    0.90    0.22       0.61      (0.12)   0.11    0.64
                           --------    --------    -------  -------  -------  ------- -------    -------    ------- ------- -------
Total From
Investment Operations .....    0.44        0.88       0.57     1.36    (0.49)    1.43    0.75       1.18       0.48    0.73    1.25
                           --------    --------    -------  -------  -------  ------- -------    -------    ------- ------- -------
Distributions
From Net
Investment Income .........   (0.31)      (0.55)     (0.53)   (0.53)   (0.52)   (0.53)  (0.53)     (0.57)     (0.61)  (0.62)  (0.61)
From Net Realized
Gains on Investment
Transactions ..............   (0.07)      (0.16)      --      (0.04)   (0.34)   (0.16)  (0.09)      --        (0.09)   --      --
                           --------    --------    -------  -------  -------  ------- -------    -------    ------- ------- -------
Total Distributions .......   (0.38)      (0.71)     (0.53)   (0.57)   (0.86)   (0.69)  (0.62)     (0.57)     (0.70)  (0.62)  (0.61)
                           --------    --------    -------  -------  -------  ------- -------    -------    ------- ------- -------
Net Asset Value,
End of Period .............  $10.81      $10.75     $10.58   $10.54    $9.75   $11.10  $10.36     $10.23      $9.62   $9.84   $9.73
                           ========    ========    =======  =======  =======  ======= =======    =======    ======= ======= =======
Total Return(4) ...........    4.18%       8.59%      5.60%   14.45%   (4.70)%  14.32%   7.43%     12.54%      5.04%   7.75%  14.15%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets ........    0.51%(5)    0.58%      0.59%    0.59%    0.60%    0.73%   0.98%(6)   0.96%(6)   1.00%   1.00%   1.00%
Ratio of Net Investment
Income to Average
Net Assets ................    4.96%(5)    5.16%      5.06%    5.24%    5.00%    4.90%   5.07%      5.73%      6.22%   6.36%   6.43%
Portfolio Turnover Rate ...      47%         65%(7)     60%      61%      66%      81%     88%       110%       144%    120%    215%
Net Assets, End
of Period (in thousands) ..$116,615    $108,868    $60,772  $57,997  $50,964  $70,757 $61,825    $39,229    $27,862 $20,217 $12,407

(1)Seven months ended May 31, 1998. The fund's fiscal year end was changed from October 31 to May 31 resulting in a seven month reporting period.

(2)On August 29, 1997, the fund acquired all the net assets of American Century-Benham Long-Term Tax-Exempt Fund.

(3)The data presented has been restated to give effect to a 10 to one stock split in the form of a stock dividend that occurred on November 13, 1993.

(4)Total  return   assumes   reinvestment   of  dividends   and  capital   gains
   distributions, if any. Total returns for periods less than one year are not annualized.

(5)Annualized.

(6)Expenses are shown net of management fees waived by the manager for low-balance account fees collected during the period.

(7)Purchases, sales and market value amounts for Benham Long-Term Tax-Free Fund prior to the merger were excluded from the portfolio turnover calculation.


8    FINANCIAL HIGHLIGHTS                          AMERICAN CENTURY INVESTMENTS


                              FINANCIAL HIGHLIGHTS
                              HIGH-YIELD MUNICIPAL

  The Financial Highlights for the period ended May 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the periods ended May 31, 1998.

                                                                      1998(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period .............................  $     9.99
                                                                    ----------
Income from Investment Operations
 Net Investment Income ...........................................        0.09
 Net Realized and Unrealized Gain on Investment Transactions .....        0.09
                                                                    ----------
 Total From Investment Operations ................................        0.18
                                                                    ----------
Distributions
 From Net Investment Income ......................................       (0.09)
Net Asset Value, End of Period ...................................  $    10.08
                                                                    ==========
 Total Return((2) ................................................        1.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(3) .............        --
Ratio of Net Investment Income to Average Net Assets(3) ..........        5.38%
Portfolio Turnover Rate ..........................................          44%
Net Assets, End of Period (in thousands) .........................  $   18,788

(1)  March 31, 1998  (commencement  of  investment  operations)  through May 31,
     1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized. American Century Investment Management, Inc. has voluntarily agreed to pay all expenses of the fund through April 30, 1999. In absence of the waiver, the annualized ratio of operating expenses to average net assets would have been 0.64% and the annualized ratio of net investment income to average net assets would have been 4.74%.


PROSPECTUS                                          FINANCIAL HIGHLIGHTS       9


                   INFORMATION REGARDING THE FUNDS

 INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    For an explanation of the securities ratings referred to in the following discussion, see "Other Informa-tion" in the Statement of Additional Information

TAX-FREE MONEY MARKET, LIMITED-TERM TAX-FREE, INTERMEDIATE-TERM TAX-FREE, LONG-TERM TAX-FREE


    The Tax-Free Funds seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

    Each Tax-Free Fund is a "diversified company" as defined in the Investment Company Act of 1940. This means that, with respect to 75% of its total assets, each Tax-Free Fund will not invest more than 5% of its total assets in the securities of a single issuer. This policy is fundamental.

    Each Tax-Free Fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

    The Tax-Free Funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).


HIGH-YIELD MUNICIPAL


    High-Yield Municipal seeks to provide high current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.


    High-Yield Municipal is a "non-diversified company" as defined in the Investment Company Act. However, High-Yield Municipal intends to meet federal tax requirements for qualification as a regulated investment company, as described in the fund's Statement of Additional Information.


    High-Yield Municipal intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). High-Yield Municipal also may invest in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, High-Yield Municipal will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. High-Yield Municipal is not limited, however, in its investments in securities that are subject to the AMT.

    High-Yield Municipal is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

    Because High-Yield Municipal's investments combine long maturity and lower credit quality, the fund is potentially the most risky and the most rewarding of the Variable-Price Funds. (See "High Yield Bonds," page 14.)


10   FINANCIAL HIGHLIGHTS                          AMERICAN CENTURY INVESTMENTS


    High-Yield Municipal intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.


PORTFOLIO INVESTMENT QUALITY AND
MATURITY GUIDELINES


    The Money Market Fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide. To offer investors the potential for higher yields, the Variable-Price Funds invest in obligations with longer maturities.


MONEY MARKET FUND

    In selecting investments for the Money Market Fund, the manager adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, the fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2)    Maintains a dollar-weighted average maturity of 90 days or less; and

  (3) Restricts its investments to high-quality obligations determined by the manager, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.


    To be considered high quality, an obligation must be:


  (1)    A U.S. government obligation; or

  (2) Rated (or issued by an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies ("rating agencies") (or one if only one has rated the obligation); or

  (3) An obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.


VARIABLE-PRICE FUNDS

    The Variable-Price Funds differ in their maturity criteria as follows:


    Limited-Term Tax-Free invests primarily in short-term municipal obligations. The manager expects the fund to maintain a weighted average maturity of five years or less.

    Intermediate-Term Tax-Free invests primarily in municipal obligations with maturities of four or more years. The manager expects the fund to maintain a weighted average maturity that ranges from five to 10 years.

    Long-Term Tax-Free invests primarily in long-term municipal obligations. The manager expects the fund to maintain a weighted average maturity of 10 years or more.

    High-Yield Municipal invests primarily in long-term municipal obligations; however, it is not restricted in its purchase of shorter-term obligations. The fund therefore does not have strict limits on its weighted average maturity. Currently, the manager expects the fund to maintain a weighted average maturity of 10 years or more.


    In terms of credit quality, each Variable-Price Fund (except High-Yield Municipal) restricts its investments to:


  (1)    Municipal  bonds  rated,   when  acquired,   within  the  four  highest
         categories designated by a rating agency;

  (2)    Municipal  notes  (including   variable-rate  demand  obligations)  and
         tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency; and

  (3) Unrated obligations judged by the manager, under the direction of the Board of Trustees, to be of comparable quality.


    High-Yield Municipal is not limited in its ability to purchase securities that are rated in the lower rating categories by rating agencies.


RISK FACTORS AND INVESTMENT TECHNIQUES

    Each fund described in this Prospectus offers a range of potential for income and total return based on its maturity criteria. The market value of the investments of each fund will change over time in response to a number of factors, which are summarized in the following paragraphs.


PROSPECTUS                              INFORMATION REGARDING THE FUNDS       11


BASIC FIXED INCOME INVESTMENT RISKS

    The Money Market Fund may be appropriate for investors who would like to (1) earn income at tax-exempt money market rates while preserving their investment or (2) use a money market fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds and stocks.


    The Variable-Price Funds offer a range of potential for income and total return based on their respective quality and maturity criteria.


INTEREST RATE RISK


    One feature the funds have in common is their susceptibility to changing interest rates. For the Money Market Fund, interest rate changes affect the level of income the fund generates for shareholders. For the Variable-Price Funds, changing interest rates affect not only the level of income the funds generate for shareholders, but their share prices as well. In general, when interest rates rise, the Variable-Price Funds' share prices decline; when interest rates decline, their share prices rise.


    This pattern is due to the time value of money. A bond's worth is determined by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond.

CREDIT RISK

    In selecting investments for each fund, the manager carefully considers the creditworthiness of parties and their reliability for the timely payment of interest and repayment of principal.

    In many cases, these parties include not only the issuer of the obligation, but a bank or other financial intermediary who offers a letter of credit or other form of guarantee on the obligation.


    A security's ratings reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Because of the cost of obtaining credit ratings, some issuers forego them. Under the direction of the Board of Trustees, the manager may buy unrated bonds for the funds if these securities are judged to be of a quality consistent with the funds' investment policies. Similarly, on behalf of the Variable-Price Funds, the manager may purchase securities whose ratings are not consistent with the funds' rating criteria but that the manager judges, under the direction of the Board of Trustees, to present credit risks consistent with the funds' quality standards.

    The Variable-Price Funds described in this Prospectus (except High-Yield Municipal) may invest up to 15% of their total assets in unrated securities. High-Yield Municipal is not limited in this regard. The Money Market Fund may invest up to 10% of its total assets in unrated securities. Unrated securities may be less liquid than rated securities.

    The Variable-Price Funds may invest in securities rated Baa or BBB (the lowest investment grade category). Each Variable-Price Fund (except High-Yield Municipal) will limit its investment in securities rated Baa or BBB to 25% of a fund's total assets. Such securities are medium-grade investment obligations that may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such obligations to make principal and interest payments.

    High-Yield Municipal may invest a substantial portion of its assets in noninvestment-grade municipal bonds, including bonds that are in technical or monetary default. These lower quality municipal securities are more vulnerable to economic conditions than higher-rated bonds, and they also may be considerably less liquid and more volatile in price.


CONCENTRATION RISK


    Each of the funds described in this Prospectus may invest 25% or more of its total assets in obligations that generate income from similar types of projects (in particular, projects in health care, electric, water/sewer, education and transportation). Political or economic developments affecting a single issuer or industry or similar types of projects may have a significant effect on fund performance.


CALL RISK


    Many municipal obligations are issued with a call feature (features that include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the manager would otherwise choose to eliminate it from a fund's holdings. A call also may reduce an obligation's yield to maturity.



12     INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


MUNICIPAL SECURITIES


    Municipal securities are issued to raise money for a variety of public purposes, including general financing for state and local governments as well as financing for specific projects and public facilities. Municipal securities may be backed by the full taxing power of a municipality, the revenues from a specific project or the credit of a private organization. The following discussion provides a brief description of some securities the funds may buy. The funds are not limited by this discussion, and they may buy other types of securities and enter into other types of transactions that meet their respective quality, maturity and liquidity requirements.

    MUNICIPAL NOTES typically have maturities of 13 months or less and are used to provide short-term capital or to meet cash-flow demands.


    GENERAL OBLIGATION BONDS are backed by the taxing power of the issuer.


    REVENUE BONDS are backed by the revenues derived from a specific project, system or facility. Industrial development bonds are a type of revenue bond backed by the credit of a private issuer.

    VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS have interest rate adjustment formulas designed to stabilize their market values. These obligations normally have maturities in excess of one year but carry demand features permitting the holders to demand repayment of principal at any time or at specified intervals. With respect to the Money Market Fund, such intervals may not exceed 13 months.


    TENDER OPTION BONDS are created by combining an intermediate- or long-term, fixed-rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at face value. Tender option bonds purchased by the funds are structured with rates that are reset weekly or at other regular intervals.


    A sponsor may terminate a tender option agreement if, for example, the issuer of the underlying bond defaults on interest payments, or if the underlying bond is downgraded or becomes taxable. Under such circumstances, a fund might then own a bond that does not meet its quality or maturity criteria.

    The manager monitors the credit quality of bonds underlying the funds' tender option bond holdings and will sell or put back a tender option bond if the rating on the underlying bond falls below the second-highest rating designated by a rating agency.


    MUNICIPAL LEASE OBLIGATIONS are issued by state and local governments to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the issuing municipality's ability to assess taxes to meet its debt obligations. If the state or local government does not make appropriations for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and loss to investors.

    ZERO-COUPON MUNICIPAL SECURITIES do not make regular interest payments. Instead, they are sold at a deep discount to their face value. In calculating daily dividends, the funds take into account, as income, a portion of the difference between these securities' purchase prices and face values. Because zero-coupon securities do not pay current income, their prices can be very volatile when interest rates change.


    The Variable-Price Funds may invest in INVERSE FLOATERS to generate higher tax-exempt yields than are offered by other instruments. Inverse floaters bear interest rates that move inversely to market interest rates. Generally, the interest rate on the inverse floater is computed as the difference between an above- market fixed rate of interest and a floating rate determined by reference to a market-based or bond- specific interest rate.

    Because inverse floaters are long-term bonds, the value of these securities may be volatile when market interest rates change. In addition, there is no guarantee that the manager will be able to find a ready buyer for inverse floaters. The Money Market Fund may not invest in inverse floaters.


    AMT SECURITIES typically are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. Although the interest income from AMT Securities is exempt from regular federal income tax, that income is a tax preference item for purposes of the AMT.

    In addition, corporate investors should note that all income from a fund may be part of an adjustment to AMT under Section 55 of the Internal Revenue Code. The AMT is a special separate tax that applies to certain taxpayers who have certain adjustments to


PROSPECTUS                            INFORMATION REGARDING THE FUNDS         13


income or tax preference items. High-Yield Municipal is authorized to invest as much as 100% of its assets in AMT Securities.

HIGH-YIELD BONDS


    The bonds purchased by High-Yield Municipal generally will be rated in the lower rating categories of rating agencies (potentially as low as Caa by Moody's or D by S&P) or in unrated securities that the manager deems appropriate to the fund's investment objectives. In the taxable bond market, similarly rated securities are commonly referred to as "junk" bonds. High-Yield Municipal may hold bonds with higher ratings when the manager deems appropriate to the fund's investment objectives and operations. For example, High-Yield Municipal may hold higher-rated bonds when the yield differential between low-rated and higher-rated bonds narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield. The fund may also hold higher-rated bonds when liquidity or market supply requires it to do so.


    Issuers of high-yield bonds are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.


    The market for lower-quality securities generally is less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower-quality securities.


TAX-EXEMPT SECURITIES


    Historically, interest paid on securities issued by states, cities, counties, school districts and other political subdivisions of the United States has been exempt from federal income tax. Legislation since 1985, however, affects the tax treatment of certain types of municipal bonds issued after certain dates and, in some cases, subjects the income from certain bonds to differing tax treatment depending on the tax status of its recipient.

    The funds should be expected to invest at least some portion of their assets in securities that, in the hands of some holders, would be subject to the AMT, as long as management determines it is in the best interest of shareholders generally to invest in such securities. See "Taxes," page 26.

    Each fund may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yields. As a prospective investor in the funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.

    You can calculate your tax-equivalent yield (taking into account only federal income tax and not any applicable state taxes) using the following equation:


   Fund's Tax-Free Yield               Your Tax-
---------------------------      =    Equivalent
   100% - Federal Tax Rate              Yield

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of any of the funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the Variable-Price Funds are shown in the financial information tables of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be accurately predicted.


    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. High turnover would generate correspondingly higher transaction costs that are borne directly by a fund. Portfolio turnover also may affect the character of capital gains, if any, realized and distributed



14     INFORMATION REGARDING THE FUNDS            AMERICAN CENTURY INVESTMENTS


by a fund since short-term capital gains are taxable as ordinary income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


    Each of the funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. The manager will segregate cash or appropriate assets in an amount at least equal to the when-issued commitments. No income will accrue to the fund prior to delivery.


INTEREST RATE FUTURES CONTRACTS AND  OPTIONS THEREON


    The Variable-Price Funds may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indices on types or groups of bonds), and write and buy put and call options relating to interest rate futures contracts.


    For options sold, a fund will segregate cash or appropriate liquid assets equal to the value of securities underlying the option unless the option is otherwise covered.

    A fund will deposit in a segregated account with its custodian bank cash or appropriate liquid assets in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.


    The Variable-Price Funds may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Because futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) a possibly imperfect offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


    The manager will attempt to create a closely correlated hedge but hedging activities may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

    See the Statement of Additional Information for further information about these instruments and their risks.

RESTRICTED SECURITIES

    The funds may, from time to time, purchase securities that are subject to restrictions on resale ("restricted securities"). The funds purchase these securities when they present attractive investment opportunities that otherwise meet the funds' criteria


PROSPECTUS                         INFORMATION REGARDING THE FUNDS            15



for selection. Restricted securities typically are privately placed with and traded among qualified institutional investors rather than the general public.


    Restricted securities are not necessarily illiquid. With respect to certain restricted securities (particularly those eligible for resale under Rule 144A), the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine. This determination is based upon consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board of Trustees has established guidelines and procedures for determining the liquidity of these restricted securities and has delegated the day-to- day function of determining the liquidity of these restricted securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


    Because the secondary market for restricted securities is often limited to certain qualified institutional buyers, the liquidity of restricted securities may be limited accordingly and a fund may, from time to time, hold restricted securities that are illiquid.


    No fund may invest more than 15% (10% for the Money Market Fund) of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

CASH MANAGEMENT

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


    Up to 10% of a fund's total assets may be invested in this manner.


OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of the funds. When SEC guidelines require it to do so, a fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Fund, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment.

    With respect to the Variable-Price Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.



16     INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


    The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. See "Tax-Exempt Securities," page 14, for a description of the formulas used in comparing yields to tax-equivalent yields.

    The funds also may include in advertisements data comparing their performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                              INFORMATION REGARDING THE FUNDS      17



            HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS


 AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY


    The following sections explain how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services rGuide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 25.


HOW TO OPEN AN ACCOUNT


    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You also must certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 for the Money Market Fund and $5,000 for the Variable-Price Funds.

    The minimum investment requirements may be different for some types of retirement accounts. Call an Investor Services Representative for information on our retirement plans, which are available for individual investors or for those investing through their employers.


    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

o  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

o  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918


o  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information on the following page.


o  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



o  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):
    o Taxpayer identification or Social Security number
    o If more than one account, account numbers and amount to be invested in each account.
    o Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street Kansas City, Missouri 64111

    4917 Town Center Drive Leawood, Kansas 66211

    1665 Charleston Road Mountain View, California 94043

    2000 S. Colorado Blvd. Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the following methods. The minimum investment requirement for subsequent investments is $250 for checks submitted without the investment slip portion of a previous statement or confirmation and $50 for all other types of subsequent investments.


BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE


    Upon completion of your application and once your account is open, you may make investments by telephone. You may call an Investor Services Representative or use our Automated Information Line.


BY ONLINE ACCESS


    Upon completion of your application and once your account is open, you may make investments online.


BY WIRE


    You may make subsequent investments by wire. Follow the wire transfer instructions on page 18 and indicate your account number.


IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN


    By completing the application and electing to make investments automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call an Investor Services Representative.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER


    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by American Century Target Maturities Trust and at the close of the



PROSPECTUS               HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     19



Exchange for all of our other funds. See "When Share Price Is Determined," page 25.


    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 21) upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


BY ONLINE ACCESS


    You can make exchanges online. This service is established upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL


    Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 21.


BY TELEPHONE


    Upon completion of your application and once your account is open, you may redeem your shares by calling an Investor Services Representative.


BY CHECK-A-MONTH


    If you have at least a $10,000 balance in your Variable-Price fund account, you may redeem shares by Check-A-Month. There are no minimum balance requirements for Check-A-Month for Money Market Fund accounts. A Check-A-Month plan automatically redeems enough shares each month to provide you a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.


OTHER AUTOMATIC REDEMPTIONS


    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Investor Services Representative.


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.


    Your bank usually will receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time



20 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. See "How to Open an Account," page 18. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE


    To protect your accounts from fraud, some transactions will require a signature guarantee. A signature guarantee is required when redeeming more than $100,000.


    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES


    We offer several services to make your account easier to manage. These are listed on the account application. You will find more information about each of these services in our Investor Services Guide.


    Our special shareholder services include:

AUTOMATED INFORMATION LINE


    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. You also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.


ONLINE ACCOUNT ACCESS


    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the fund. You can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.


CHECKWRITING


    We offer CheckWriting as a service option for your account in the Money Market Fund. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

    When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

    If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you will have CheckWriting upon completion and receipt by us of your application. CheckWriting is not available for any account held in an IRA or 403(b) plan.

    CheckWriting redemptions may be made only on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

    We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any losses or expenses associated with returned checks.



PROSPECTUS                 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS   21


Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

    A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

OPEN ORDER SERVICE


    Through our open order service, you may designate a price at which to buy shares of a variable-price fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-price fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.


    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS


    Some funds are available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:


    *    Individual Retirement Accounts ("IRAs");

    * 403(b) plans for employees of public school systems and non-profit organizations; or


    * Profit-sharing plans and pension plans for corporations and other employers.


    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You also can transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.


  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we also may alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.


  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers,


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


         recording  telephone  calls,  and providing  written  confirmations  of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and manager will not be responsible for any loss due to instructions they reasonably believe are genuine.


  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.


  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You also may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.


  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.


    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness (i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions), we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.


    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance com-


PROSPECTUS                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     23


pany or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.


    You may reach an Institutional Service Represen-tative by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds and services that you are unable to obtain through your plan administrator or financial intermediary.



24 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS



                 ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail before the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor, in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by a duly authorized intermediary, and such orders will be priced at the funds' net asset values next determined after acceptance on the funds' behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily



PROSPECTUS                        ADDITIONAL INFORMATION YOU SHOULD KNOW     25


available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.


    Pursuant to a determination by the Money Market Fund's Board of Trustees and Rule 2a-7 under the Investment Company Act, portfolio securities of the fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE


    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The yield of the Investor Class of the Money Market Fund is published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on all of the funds and other funds in the American Century family of funds, also may be obtained by calling us or by accessing our Web site at www.americancentury.com.


DISTRIBUTIONS


    At the close of each day, including Saturdays, Sundays and holidays, net investment income of the Variable-Price Funds is determined and declared as a distribution. Distributions will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Fund, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 25.) If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.


    Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly does not expect to pay any capital gains distributions.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES


    Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that because each fund distributes all of its income, it pays no income tax.



26  ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS


TAX-DEFERRED ACCOUNTS


    If fund shares are purchased through tax-deferred accounts, such as qualified employer-sponsored retirement or savings plans, income and capital gains distributions paid by the funds generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income of the Variable-Price Funds do not qualify for the 70% dividends-received deduction for corporations because they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from gains on assets held longer than 12 months, but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares (28% or 20% rate gain).

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. Please note, however, that tax-exempt dividends are not included on Form 1099-DIV. The funds anticipate that substantially all of the dividends to be paid by the funds will be exempt from federal income taxes to an individual unless, due to that person's own tax situation, he or she is subject to the AMT. In that case, it is likely that a portion of the dividends will be taxable to that shareholder while remaining tax-exempt in the hands of most other shareholders. The funds will advise shareholders of the percentage subject to the individual AMT should a shareholder be subject to it.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject American Century to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.



PROSPECTUS                       ADDITIONAL INFORMATION YOU SHOULD KNOW       27



    Redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss, and generally will be considered long-term subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months, and long-term subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


SPECIAL TAX INFORMATION


    Each fund intends to invest at least 50% of its assets in state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends generally are excludable from a shareholder's gross income for federal tax purposes. If a fund earned federally taxable income from any of its investments, the income would be distributed to shareholders as a taxable dividend as described above.


MUNICIPAL SECURITIES

    Opinions relating to the validity of municipal securities and the exemptions of interest thereon from federal income tax are rendered by bond counsel to the issuers. The funds and the manager rely on the opinion of bond counsel and do not undertake any independent investigation of proceedings relating to the issuance of state or municipal securities. The funds may invest in various instruments that are not traditional state and local obligations and that are believed to generate interest excludable from taxable income under Code Section 103, including, but not limited to, municipal lease obligations and inverse floaters. Although the funds may invest in these instruments, they cannot guarantee the tax-exempt status of the income earned thereon from any other investment.

AMT LIABILITY


    To the extent that a fund invests in municipal obligations (private activity bonds) whose interest is treated as a tax preference item in calculating AMT liability, shareholders who calculate AMT liability will be required to include a portion of the fund's dividends as a tax preference item in making this calculation. In addition, corporate shareholders may be required to include all dividends and distributions by the fund in an adjustment of alternative minimum taxable income for purposes of the AMT imposed under Internal Revenue Code,
Section 55.


MANAGEMENT

INVESTMENT MANAGEMENT

    The funds are open-end series of the American Century Municipal Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager mem-



28  ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


bers of the team also may adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:


    G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the team that manages the funds in the American Century Municipal Trust and has been a member of the team that manages Long-Term Tax-Free since May 1991. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. Mr. MacEwen is a member of the Association of Investment Management and Research
(AIMR) and the Securities Analysts of San Francisco. He holds a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

    JOEL SILVA, Senior Portfolio Manager, has been a member of the team that manages Limited-Term Tax-Free since August 1995, Intermediate-Term Tax-Free since June 1994, and High-Yield Municipal since its inception in March 1998. Mr. Silva joined American Century in 1989. Before being promoted to his current position, Mr. Silva was a municipal bond trader. He holds a bachelor's degree from California Polytechnic University and an MBA in corporate finance from California State University, Hayward. Mr. Silva is a Registered Representative.

    STEVEN M. PERMUT, Senior Portfolio Manager and Director of Municipal Research, has been a member of the team that manages High-Yield Municipal since its inception in March 1998. Mr. Permut joined American Century in 1987 and is the past Chairman of the California Society of Municipal Analysts and a member of the Board of Directors of the National Federation of Municipal Analysts. He holds a bacheloris degree in business and geography from State University of New York, Oneonta and an MBA in Finance from Golden Gate University, San Francisco.

    BRYAN E. KARCHER, Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since April 1995. Mr. Karcher joined American Century in 1989. Before being promoted to his current position, Mr. Karcher was a research analyst. He holds a bachelor's degree in economics from the University of California, Los Angeles and is a Chartered Financial Analyst.


    The activities of the manager are subject only to directions of the funds' Board of Trustees. The manager pays all the expenses of the funds except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees), and extraordinary expenses.


    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category that are managed by the manager (the "Investment Category Fee"). There are three investment categories: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of the average net assets of the fund as follows: Tax-Free Money Market, 0.20%; Limited-Term Tax-Free, Intermediate-Term Tax-Free and Long-Term Tax-Free, 0.21%; and High-Yield Municipal, 0.35%. The Complex Fee is currently an annual rate of 0.30% of the average net assets of a fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The manager is currently waiving management fees for High-Yield Municipal through April 30, 1999. After the expiration of the waiver, the manager will decrease its fee waiver by 0.10% of the fund's net assets on a monthly basis until the waiver no longer


PROSPECTUS                       ADDITIONAL INFORMATION YOU SHOULD KNOW       29



exists. For example, High-Yield Municipal's management fees in May 1999 will equal 0.10% of net assets; in June 1999, High-Yield Municipal's management fees will equal 0.20% of net assets. Based on current asset totals, this gradual expiration of the manager's fee waiver will continue until November 1999, when the entire fee will be imposed.


CODE OF ETHICS


    The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the funds as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.


    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker- dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.


    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC), which is controlled by James E. Stowers Jr.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.


YEAR 2000 ISSUES


    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business,



30   ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS



particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' perfor- mance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.


DISTRIBUTION OF FUND SHARES


    The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Municipal Trust was organized as a Massachusetts business trust on May 1, 1984. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    The funds are individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters that must be voted on separately by the series of shares affected. Matters affecting only one fund are voted upon only by that fund.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


PROSPECTUS                         ADDITIONAL INFORMATION YOU SHOULD KNOW    31



                                      NOTES



 32       NOTES



                                      NOTES



                                                                   NOTES     33


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.sm)


9808           [recycled logo]
SH-BKT-13259      Recycled

                                   PROSPECTUS

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.sm)
                                 ---------------
                                   Brokerage
                                   ---------


                                 AUGUST 31, 1998


                                     BENHAM
                                  GROUP(reg.tm)

                              Tax-Free Money Market
INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                        AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
         Benham                American Century          Twentieth Century
         Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
 Tax-Free Money Market




                                  PROSPECTUS
                                AUGUST 31, 1998


                             Tax-Free Money Market
                                INVESTOR CLASS

                       AMERICAN CENTURY MUNICIPAL TRUST


    American Century Municipal Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests in municipal securities is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional
Information dated August 31, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419200
                Kansas City, Missouri 64141-6200 * 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 * In Missouri: 816-444-3485
                             www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY -- BENHAM TAX-FREE
MONEY MARKET FUND

    Tax-Free Money Market is a money market fund which seeks as high a level of interest income exempt from regular federal income tax as is consistent with prudent investment management, while seeking to conserve shareholders' capital. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE.

     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S.
                               GOVERNMENT.

    There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2        INVESTMENT OBJECTIVE                      AMERICAN CENTURY INVESTMENTS



                     TABLE OF CONTENTS
 Investment Objective of the Fund ...........................................  2
 Transaction and Operating Expense Table ....................................  4
 Financial Highlights .......................................................  5
 INFORMATION REGARDING THE FUND
 Investment Policies of the Fund ............................................  6
    Tax-Free Money Market ...................................................  6
 Portfolio Investment Quality and
    Maturity Guidelines .....................................................  6
 Risk Factors and Investment Techniques .....................................  6
    Basic Fixed Income Investment Risks .....................................  7
            Interest Rate Risk ..............................................  7
            Credit Risk .....................................................  7
Concentration Risk ..........................................................  7
            Call Risk .......................................................  7
       Municipal Securities .................................................  7
  Tax-Exempt Securities .....................................................  8
Other Investment Practices, Their
          Characteristics and Risks .........................................  8
When-Issued and Forward Commitment
          Agreements ........................................................  8
Restricted Securities .......................................................  9
Cash Management .............................................................  9
Other Techniques ............................................................  9
Performance Advertising .....................................................  9
HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
How to Purchase and Sell American
    Century Funds ........................................................... 11
How to Exchange From One American
    Century Fund to Another ................................................. 11
How to Redeem Shares ........................................................ 11
Telephone Services .......................................................... 11
Investors Line .............................................................. 11
ADDITIONAL INFORMATION YOU SHOULD KNOW
 Share Price ................................................................ 12
    When Share Price Is Determined .......................................... 12
    How Share Price Is Determined ........................................... 12
    Where to Find Information About Share Price ............................. 12
 Distributions .............................................................. 13
 Taxes ...................................................................... 13
    Tax-Deferred Accounts ................................................... 13
    Taxable Accounts ........................................................ 13
 Special Tax Information .................................................... 14
    Municipal Securities .................................................... 14
    AMT Liability ........................................................... 15
 Management ................................................................. 15
    Investment Management ................................................... 15
    Code of Ethics .......................................................... 16
    Transfer and Administrative Services .................................... 16
    Year 2000 Issues ........................................................ 16
 Distribution of Fund Shares ................................................ 17
 Further Information About American Century ................................. 17


PROSPECTUS                                           TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE
                                                                  Tax-Free Money
                                                                       Market
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ..............................  none
Maximum Sales Load Imposed on Reinvested Dividends ...................  none
Deferred Sales Load ..................................................  none
Redemption Fee(1) ....................................................  none
Exchange Fee .........................................................  none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):
Management Fees(2) ...................................................  0.50%
12b-1 Fees ...........................................................  none
Other Expenses(3) ....................................................  0.00%
Total Fund Operating Expenses ........................................  0.50%

EXAMPLE:
You would pay the following expenses on                       1 year     $5
a $1,000 investment, assuming a 5% annual                     3 years    16
return and redemption at the end of each time period:         5 years    28
                                                             10 years    63

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management -- Transfer and Administrative Services," page 16.

(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The Investor Class is currently the only class of shares offered by the fund.


 4    TRANSACTION AND OPERATING EXPENSE TABLE     AMERICAN CENTURY INVESTMENTS


                              FINANCIAL HIGHLIGHTS
                              TAX-FREE MONEY MARKET

  The Financial Highlights for the year ended May 31, 1998, have been audited by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional  Information.  The Financial  Highlights for the periods ended on or  before  May 31,  1997,  have  been  audited  by  other  independent accountants.  The annual report contains additional performance  information and will  be made  available  upon  request  and  without  charge.  The  information presented is for a share outstanding throughout the years ended May 31.

                              1998      1997       1996       1995        1994      1993        1992        1991     1990    1989
PER-SHARE DATA
Net Asset Value,
Beginning of Year ........   $1.00      $1.00     $1.00      $1.00       $1.00     $1.00       $1.00       $1.00    $1.00    $1.00
                            ------     ------     -----     ------      ------    ------      ------      ------   ------  -------
Income From
Investment
Operations
Net Investment Income ....    0.04       0.03      0.03       0.03        0.02      0.02        0.03        0.05     0.06     0.06
                            ------     ------     -----     ------      ------    ------      ------      ------   ------  -------
Distributions
From Net Investment
Income ...................   (0.04)     (0.03)    (0.03)     (0.03)      (0.02)    (0.02)      (0.03)      (0.05)   (0.06)   (0.06)
                            ------     ------     -----     ------      ------    ------      ------      ------   ------  -------
Net Asset Value,
End of Year ..............   $1.00      $1.00     $1.00      $1.00       $1.00     $1.00       $1.00       $1.00     $1.00    $1.00
                           =======     ======     =====     ======      ======    ======      ======       =====   ======= =======
Total Return(1) ..........    3.70%      2.98%     3.19%      2.95%       1.92%     2.12%       3.48%       5.13%     5.68%   5.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets ...............    0.04%(2)   0.67%     0.65%      0.66%       0.67%     0.68%       0.57%       0.50%     0.50%   0.50%

Ratio of Net
Investment
Income to
Average
Net Assets ...............    3.68%(2)   2.93%     3.12%      2.88%       1.89%     2.10%       3.40%       4.99%     5.56    5.68%

Net Assets, End of Year
(in thousands) ...........$444,277    $85,730   $91,118    $92,034    $109,818  $109,875    $111,112    $111,224   $92,975  $93,897

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) American Century Investment Management, Inc. had voluntarily waived its management fee from August 1, 1997, to July 31, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.52% and 3.20%, respectively.


PROSPECTUS                                         FINANCIAL HIGHLIGHTS       5


                        INFORMATION REGARDING THE FUND

 INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

TAX-FREE MONEY MARKET


    The fund seeks as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

    The fund is a "diversified company" as defined in the Investment Company Act of 1940. This means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer. This policy is fundamental.

    The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax. The municipal obligations in which the fund may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

    The fund may invest up to 20% of its total assets in municipal obligations for which the interest is a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).


PORTFOLIO INVESTMENT QUALITY AND
MATURITY GUIDELINES

    The fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

    In selecting investments for the fund, the manager adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, the fund:

  (1) Buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less);

  (2)    Maintains a dollar-weighted average maturity of 90 days or less; and

  (3) Restricts its investments to high-quality obligations determined by the manager, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.


    To be considered high quality, an obligation must be:


  (1)    A U.S. government obligation; or

  (2) Rated (or issued by an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies ("rating agencies") (or one if only one has rated the obligation); or

  (3) An obligation judged by the manager, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

RISK FACTORS AND INVESTMENT TECHNIQUES

    The market value of the investments of the fund will change over time in response to a number of factors, which are summarized in the following paragraphs.


6      INFORMATION REGARDING THE FUND              AMERICAN CENTURY INVESTMENTS


BASIC FIXED INCOME INVESTMENT RISKS


    The fund may be appropriate for investors who would like to (1) earn income at tax-exempt money market rates while preserving their investment or (2) use a money market fund as part of a long-term, balanced investment portfolio consisting of money market instruments, bonds and stocks.


INTEREST RATE RISK

    Interest rate changes affect the level of income the fund generates for shareholders. This pattern is due to the time value of money. A bond's worth is determined by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond.

CREDIT RISK

    In selecting investments for the fund, the manager carefully considers the creditworthiness of parties and their reliability for the timely payment of interest and repayment of principal.

    In many cases, these parties include not only the issuer of the obligation, but a bank or other financial intermediary who offers a letter of credit or other form of guarantee on the obligation.

    A security's ratings reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Because of the cost of obtaining credit ratings, some issuers forego them. Under the direction of the Board of Trustees, the manager may buy unrated bonds for the fund if these securities are judged to be of a quality consistent with the fund's investment policies.

    The fund may invest up to 10% of its total assets in unrated securities. Unrated securities may be less liquid than rated securities.

CONCENTRATION RISK


    The fund may invest 25% or more of its total assets in obligations that generate income from similar types of projects (in particular, projects in health care, electric, water/sewer, education and transportation). Political or economic developments affecting a single issuer or industry or similar types of projects may have a significant effect on fund performance.


CALL RISK


    Many municipal obligations are issued with a call feature (features that include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the manager would otherwise choose to eliminate it from a fund's holdings. A call also may reduce an obligation's yield to maturity.


MUNICIPAL SECURITIES


    Municipal securities are issued to raise money for a variety of public purposes, including general financing for state and local governments as well as financing for specific projects and public facilities. Municipal securities may be backed by the full taxing power of a municipality, the revenues from a specific project or the credit of a private organization. The following discussion provides a brief description of some securities the fund may buy. The fund is not limited by this discussion, and it may buy other types of securities and enter into other types of transactions that meet its quality, maturity and liquidity requirements.

    MUNICIPAL NOTES typically have maturities of 13 months or less and are used to provide short-term capital or to meet cash-flow demands.


    GENERAL OBLIGATION BONDS are backed by the taxing power of the issuer.


    REVENUE BONDS are backed by the revenues derived from a specific project, system or facility. Industrial development bonds are a type of revenue bond backed by the credit of a private issuer.

    VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS have interest rate adjustment formulas designed to stabilize their market values. These obligations normally have maturities in excess of one year but carry demand features permitting the holders to demand repayment of principal at any time or at specified intervals that may not exceed 13 months.

    TENDER OPTION BONDS are created by combining an intermediate- or long-term, fixed-rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at face value. Tender option bonds purchased by the fund are structured with rates that are reset weekly or at other regular intervals.


    A sponsor may terminate a tender option agreement if, for example, the issuer of the underlying


PROSPECTUS                          INFORMATION REGARDING THE FUND             7



bond defaults on interest payments, or if the underlying bond is downgraded or becomes taxable. Under such circumstances, the fund might then own a bond that does not meet its quality or maturity criteria.

    The manager monitors the credit quality of bonds underlying the fund's tender option bond holdings and will sell or put back a tender option bond if the rating on the underlying bond falls below the second-highest rating designated by a rating agency.


    MUNICIPAL LEASE OBLIGATIONS are issued by state and local governments to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the issuing municipality's ability to assess taxes to meet its debt obligations. If the state or local government does not make appropriations for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and loss to investors.

    ZERO-COUPON MUNICIPAL SECURITIES do not make regular interest payments. Instead, they are sold at a deep discount to their face value. In calculating daily dividends, the fund takes into account, as income, a portion of the difference between these securities' purchase prices and face values. Because zero-coupon securities do not pay current income, their prices can be very volatile when interest rates change.

    AMT SECURITIES typically are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. Although the interest income from AMT Securities is exempt from regular federal income tax, that income is a tax preference item for purposes of the AMT.

    In addition, corporate investors should note that all income from a fund may be part of an adjustment to AMT under Section 55 of the Internal Revenue Code. The AMT is a special separate tax that applies to certain taxpayers who have certain adjustments to income or tax preference items.

TAX-EXEMPT SECURITIES


    Historically, interest paid on securities issued by states, cities, counties, school districts and other political subdivisions of the United States has been exempt from federal income tax. Legislation since 1985, however, affects the tax treatment of certain types of municipal bonds issued after certain dates and, in some cases, subjects the income from certain bonds to differing tax treatment depending on the tax status of its recipient.

    The fund should be expected to invest at least some portion of its assets in securities that, in the hands of some holders, would be subject to the AMT, as long as management determines it is in the best interest of shareholders generally to invest in such securities. See "Taxes," page 13.


    The fund may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yields. As a prospective investor in the fund, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.


    You can calculate your tax-equivalent yield (taking into account only federal income tax and not any applicable state taxes) using the following equation:

Fund's Tax-Free Yield         Your Tax-
_______________________   =  Equivalent
100% - Federal Tax Rate        Yield

OTHER INVESTMENT PRACTICES, THEIR
CHARACTERISTICS AND RISKS


    For additional information regarding the investment practices of the fund, see the Statement of Additional Information.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


    The fund may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objective of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. The manager will segregate cash or appropriate assets in



8     INFORMATION REGARDING THE FUND               AMERICAN CENTURY INVESTMENTS



an amount at least equal to the when-issued commitments. No income will accrue to the fund prior to delivery.


RESTRICTED SECURITIES


    The fund may, from time to time, purchase securities that are subject to restrictions on resale ("restricted securities"). The fund purchases these securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Restricted securities typically are privately placed with and traded among qualified institutional investors rather than the general public.

    Restricted securities are not necessarily illiquid. With respect to certain restricted securities (particularly those eligible for resale under Rule 144A), the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine. This determination is based upon consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board of Trustees has established guidelines and procedures for determining the liquidity of these restricted securities and has delegated the day-to-day function of determining the liquidity of these restricted securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Because the secondary market for restricted securities is often limited to certain qualified institutional buyers, the liquidity of restricted securities may be limited accordingly and a fund may, from time to time, hold restricted securities that are illiquid.


    The fund may not invest more than 10% of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

CASH MANAGEMENT

    The fund may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

    Up to 10% of the fund's total assets may be invested in this manner.

OTHER TECHNIQUES


    The manager may buy other types of securities or employ other portfolio management techniques on behalf of the fund. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.


PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.


    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ


PROSPECTUS                                INFORMATION REGARDING THE FUND       9


from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.


    A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. See "Tax-Exempt Securities," page 8, for a description of the formula used in comparing yields to tax-equivalent yields.

    The fund also may include in advertisements data comparing its performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance also may be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


10    INFORMATION REGARDING THE FUND               AMERICAN CENTURY INVESTMENTS


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem the Investor Class shares of the fund offered by this Prospectus through American Century Brokerage Access AccountSM and Standard Account.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS


    The fund offered by this Prospectus is available as an investment option in connection with a program, product or service offered by American Century
Brokerage. Because all records of your share ownership are maintained by American Century Brokerage, all orders to purchase, exchange and redeem shares must be made through American Century Brokerage.


    You should contact a Brokerage Associate at 1-888-345-2071 for information about how to select American Century funds.

    If you have questions about the fund, see "Investment Policies of the Fund," page 6, or call one of our Investor Services Representatives at 1-800-345-2021.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price Is Determined," page 12.

    We may discontinue offering shares generally in the fund (including any class of shares of the fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN
CENTURY FUND TO ANOTHER


    Your American Century Brokerage account permits you to exchange your investment in the shares of the fund for shares of another fund in our funds family. Contact American Century Brokerage at 1-888-345-2071 for details on the rules governing exchanges.


HOW TO REDEEM SHARES

    Subject to any restrictions imposed by American Century Brokerage, you can sell ("redeem") your shares through American Century Brokerage at their net asset value. American Century Brokerage will provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 12. If you have any questions about how to redeem, contact an American Century Brokerage Associate.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current Prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Investor Services Representatives at 1-800-345-2021.


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       11


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED


    The price of your shares also is referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange ("the Exchange") is open, usually 3 p.m. Central time. The net asset values for the Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after our receipt of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.


    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders, and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor, in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by a duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:


    Pursuant to a determination by the fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940, portfolio securities of the fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE


    The yield of the Investor Class of the fund is published weekly in leading financial publications and daily in many local newspapers. Yield information also may be obtained by calling us or by accessing our Web site at www.americancentury.com.



12    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


DISTRIBUTIONS

    Dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.


    You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price Is Determined," page 12. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.


    Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. The fund does not expect to realize any long-term capital gains, and accordingly does not expect to pay any capital gains distributions.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES


    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that because the fund distributes all of its income, it pays no income tax.


TAX-DEFERRED ACCOUNTS


    If fund shares are purchased through tax-deferred accounts, such as qualified employer-sponsored retirement or savings plans, income and capital gains distributions paid by the fund generally will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your summary plan description or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from gains on assets held longer than 12 months, but no more than 18 months (28% rate gain) and/or assets held longer than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares (28% or 20% rate gain).

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any)



PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW         13



will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. Please note, however, that tax-exempt dividends are not included on Form 1099-DIV. The fund anticipates that substantially all of the dividends to be paid by the fund will be exempt from federal income taxes to an individual unless, due to that person's own tax situation, he or she is subject to the AMT. In that case, it is likely that a portion of the dividends will be taxable to that shareholder while remaining tax-exempt in the hands of most other shareholders. The fund will advise shareholders of the percentage subject to the individual AMT should a shareholder be subject to it.

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject American Century to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.

    Redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes, and shareholders generally will recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss, and generally will be considered long-term subject to tax at a maximum rate of 28% if shareholders have held such shares for a period of more than 12 months but no more than 18 months, and long-term subject to tax at a maximum rate of 20% if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

    In addition to the federal income tax consequences described above relating to an investment in the fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations.


SPECIAL TAX INFORMATION


    The fund intends to invest at least 50% of its assets in state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends generally are excludable from a shareholder's gross income for federal tax purposes. If a fund earned federally taxable income from any of its investments, the income would be distributed to shareholders as a taxable dividend as described above.


MUNICIPAL SECURITIES

    Opinions relating to the validity of municipal securities and the exemptions of interest thereon from


14   ADDITIONAL INFORMATION YOU SHOULD KNOW        AMERICAN CENTURY INVESTMENTS


federal income tax are rendered by bond counsel to the issuers. The fund and the manager rely on the opinion of bond counsel and do not undertake any independent investigation of proceedings relating to the issuance of state or municipal securities. The fund may invest in various instruments that are not traditional state and local obligations and that are believed to generate interest excludable from taxable income under Code Section 103, including, but not limited to, municipal lease obligations and inverse floaters. Although the fund may invest in these instruments, they cannot guarantee the tax-exempt status of the income earned thereon from any other investment.

AMT LIABILITY


    To the extent that the fund invests in municipal obligations (private activity bonds) whose interest is treated as a tax preference item in calculating AMT liability, shareholders who calculate AMT liability will be required to include a portion of the fund's dividends as a tax preference item in making this calculation. In addition, corporate shareholders may be required to include all dividends and distributions by the fund in an adjustment of alternative minimum taxable income for purposes of the AMT imposed under Internal Revenue Code, Section 55.


MANAGEMENT

INVESTMENT MANAGEMENT


    The fund is an open-end series of the American Century Municipal Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objective. Individual portfolio manager members of the team also may adjust portfolio holdings of the fund as necessary between team meetings.


    The portfolio manager members of the team managing the fund described in this Prospectus and their work experience for the last five years are as follows:


    G. DAVID MACEWEN, Vice President and Senior Portfolio Manager, supervises the team that manages the funds in the American Century Municipal Trust. Mr. MacEwen joined American Century in 1991 as a Municipal Portfolio Manager. Mr. MacEwen is a member of the Association of Investment Management and Research
(AIMR) and the Securities Analysts of San Francisco. He holds a bachelor's degree in economics from Boston University and has an MBA in finance from the University of Delaware.

    BRYAN E. KARCHER, Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since April 1995. Mr. Karcher joined American Century in 1989. Before being promoted to his current position, Mr. Karcher was a research analyst. He holds a bachelor's degree in economics from the University of California, Los Angeles and is a Chartered Financial Analyst.

    The activities of the manager are subject only to directions of the fund's Board of Trustees. The manager pays all the expenses of the fund except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees), and extraordinary expenses.

    For the services provided to the fund, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category that are managed by the manager (the "Investment Category Fee"). There are three investment categories: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment



PROSPECTUS                         ADDITIONAL INFORMATION YOU SHOULD KNOW     15


Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for the fund is an annual rate of 0.20% of the average net assets of the fund. The Complex Fee is currently an annual rate of 0.30% of the average net assets of the fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

    On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain clearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century, or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware that these transactions may be made directly with American Century without incurring such fees.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.


    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC), which is controlled by James E. Stowers Jr.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds, and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on



16     ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS



American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly its ability to provide shareholder services, may be hampered.

    In addition, the issuers of securities the fund owns could have Year 2000 computer problems. These problems could negatively affect the value of its securities, which, in turn, could impact the fund's performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.


DISTRIBUTION OF FUND SHARES


    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.


    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Municipal Trust was organized as a Massachusetts business trust on May 1, 1984. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).


    The fund is an individual series of the Trust, which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and, in effect, each series is a separate fund.

    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters that must be voted on separately by the series of shares affected. Matters affecting only one fund are voted upon only by that fund.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


PROSPECTUS                      ADDITIONAL INFORMATION YOU SHOULD KNOW       17


TO CONTACT AMERICAN CENTURY BROKERAGE, INC.:

P.O. BOX 419146
KANSAS CITY, MISSOURI
64141-6146

BROKERAGE ASSOCIATE:
1-888-345-2071

TELESELECT AUTOMATED INFORMATION AND TRADING LINE:
1-888-345-2091

www.americancentury.com

TO CONTACT THE FUND:

P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

www.americancentury.com

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.sm)
                                 ---------------
                                   Brokerage
                                   ---------


9808           [recycled logo]
BK-BKT-13064      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.sm)



                                 AUGUST 31, 1998


                                     BENHAM
                                  GROUP(reg.tm)


                       Arizona Intermediate-Term Municipal
                         Florida Municipal Money Market
                       Florida Intermediate-Term Municipal
                         New York Municipal Money Market
                              Tax-Free Money Market
                              Limited-Term Tax-Free
                           Intermediate-Term Tax-Free
                               Long-Term Tax-Free
                              High-Yield Municipal



                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 31, 1998


                       AMERICAN CENTURY MUNICIPAL TRUST


This Statement is not a prospectus but should be read in conjunction with the funds' current Prospectus dated August 31, 1998. The funds' annual and semiannual reports, which are dated May 31, 1998, and November 30, 1997, respectively, are incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200.


TABLE OF CONTENTS


Investment Policies and Techniques ........................................    2
Investment Restrictions ...................................................   11
Portfolio Transactions ....................................................   13
Valuation of Portfolio Securities .........................................   13
Performance ...............................................................   14
Multiple Class Performance Advertising ....................................   16
Taxes .....................................................................   16
About the Trust ...........................................................   17
Trustees and Officers .....................................................   18
Management ................................................................   20
Transfer and Administrative Services ......................................   22
Distribution of Fund Shares ...............................................   22
Additional Purchase and Redemption Information ............................   22
Other Information .........................................................   24


    NOTE: Throughout this document, Benham Arizona Intermediate-Term Municipal Fund is referred to as the "Arizona Fund."

    Benham  Florida   Municipal  Money  Market  and  Benham  Florida   Municipal
Intermediate-Term Funds are referred to as the "Florida Funds."


    Benham Tax-Free Money Market, Benham Florida Municipal Money Market and Benham New York Municipal Money Market Funds are referred to as the "Money Market Funds." Finally, the remaining non-money market funds are referred to as the "Variable-Price Funds."



STATEMENT OF ADDITIONAL INFORMATION                                       1


INVESTMENT POLICIES AND TECHNIQUES

    The following pages provide a more detailed description of securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

MUNICIPAL NOTES


    Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash-flow needs.

    TAX ANTICIPATION NOTES (TANS) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

    REVENUE ANTICIPATION NOTES (RANS) are issued with the expectation that receipt of future revenues, such as federal revenue-sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

    BOND ANTICIPATION NOTES (BANS) are issued to provide interim financing until long-term financing can be arranged. In most cases, long-term bonds provide the money for repayment of the notes.

    TAX-EXEMPT COMMERCIAL PAPER is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash-flow needs or to provide short-term financing in anticipation of longer-term financing.


MUNICIPAL BONDS

    Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.


    GENERAL OBLIGATION (GO) BONDS are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit, based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

    REVENUE BONDS are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools, and hospitals. Many revenue bond issuers provide additional security in the form of a debt service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt service reserve fund.

    INDUSTRIAL DEVELOPMENT BONDS (IDBS), types of revenue bonds, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects as well as public facilities, such as mass transit systems, air and sea port facilities, and parking garages. Payment of interest and repayment of principal on an IDB depends solely on the ability of the facility's user to meet its financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.


VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS

    The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal, plus accrued interest, from the issuers or financial intermediaries. Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which is typically based on an index. These formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.


2                                             AMERICAN CENTURY INVESTMENTS


    The Board of Trustees has approved investments in VRDOs and FRDOs on the following conditions:

  (1) The fund must have an unconditional right to demand the return of principal plus accrued interest from the issuer on 30 days' notice or less;

  (2) Under the direction of the Board of Trustees, American Century Investment Management, Inc. (the "manager") must determine that the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment (such as a letter of credit) from a third party; and

  (3) The rate of interest payable on the VRDO or FRDO must be calculated to ensure that its market value will approximate par value on interest rate adjustment dates.

OBLIGATIONS WITH TERM PUTS ATTACHED


    Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.


    The manager expects that the funds will pay more for securities with puts attached than for securities without these liquidity features. The manager may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the manager limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service (IRS).

    Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. Where a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

    There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the manager under the direction of the Board of Trustees.

TENDER OPTION BONDS

    Tender option bonds (TOBs) are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

    There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the manager monitors the credit quality of bonds underlying the funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second highest rating category designated by a nationally recognized statistical rating agency (a "rating agency").

    The manager also takes steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences.

    After purchase, the manager monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.


    TOBs were created to increase the supply of high-quality, short-term tax-exempt obligations, and, thus, they are of particular interest to the Money Market Funds. However, any of the funds may purchase these instruments. Each fund (except High-Yield Municipal) limits its investments in TOBs to 20% of its total assets.



STATEMENT OF ADDITIONAL INFORMATION                                       3


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, each fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Although a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid assets in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through sales of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

ROLL TRANSACTIONS


    A fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-roll," "cash and carry," or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.


MUNICIPAL LEASE OBLIGATIONS


    Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as lessors of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

    Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sales contracts (which normally provide for the title to the leased asset to pass to the government issuer) have evolved as ways for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.


    Many leases and contracts include nonappropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.


INVERSE FLOATERS (VARIABLE-PRICE FUNDS)


    An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on an inverse floater goes down, and vice versa. Generally this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating


4                                                  AMERICAN CENTURY INVESTMENTS


interest rate (as well as by any fees associated with administering the inverse floater program).

    Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

    In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

  (a) Floater holders receive interest based on rates set at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

  (b) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

    Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on such inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

    Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

    Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

    The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds because of the way interest payments are determined. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

RESTRICTED SECURITIES


    The funds may buy securities that are subject to restrictions on resale. These securities will be deemed illiquid unless (a) the Board of Trustees establishes guidelines for determining the liquidity of restricted securities and (b) the securities (on a case-by-case basis) are determined to be liquid in accordance with Board-approved guidelines.

SHORT-TERM INVESTMENTS (VARIABLE-PRICE FUNDS)

    Under certain circumstances, the Variable-Price Funds may invest in short-term municipal or U.S. government securities, including money market instruments (short-term securities). Except as otherwise required for temporary defensive purposes, the manager does not expect the funds' investments in short-term securities to exceed 35% of total assets. If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. The manager intends to minimize such investments, however, and may allow the funds to hold cash to avoid generating taxable dividends when suitable short-term municipal securities are unavailable.


CONCENTRATION OF ASSETS IN OBLIGATIONS ISSUED TO FINANCE SIMILAR PROJECTS OR FACILITIES


    From time to time, a significant portion of a fund's assets may be invested in municipal obligations related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds, and a state or federal governmental agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds



STATEMENT OF ADDITIONAL INFORMATION                                            5


that a fund holds could suffer as a class. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity of or the means of financing municipal projects, material or manpower shortages, and declining demand for the projects or facilities financed by the municipal bonds.


FUTURES AND OPTIONS (VARIABLE-PRICE FUNDS)

    Each Variable-Price Fund may enter into futures contracts, options, or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts, and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts, and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.


    Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts can be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.


    Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. governmental agency. A fund may engage in futures and options transactions based on securities indices, such as the Bond Buyer Index of Municipal Bonds, that are consistent with that fund's investment objectives. A fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.


    Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands. Instead, these contracts settle in cash at the spot market value of the Municipal Bond Index. Although other types of futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).


    To initiate and maintain an open position in a futures contract, a fund would be required to make a good-faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.


    Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the broker for as long as the contract remains open and do not constitute margin transactions for purposes of a fund's investment restrictions.


    RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS. Futures and options prices can be volatile, and trading in these markets involves certain risks. If the manager applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return. A fund also could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if it were unable to close out its position because of an illiquid secondary market.


    Futures contracts may be closed out only on an exchange that provides a secondary market for these


6                                                  AMERICAN CENTURY INVESTMENTS


contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it might not be possible to close a futures position when the manager considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the manager would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying the futures contracts it holds. The manager will seek to minimize these risks by limiting the contracts it enters into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.


    A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by the fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The fund also could lose margin payments it has deposited with a margin broker if, for example, the broker becomes bankrupt.


    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

    OPTIONS ON FUTURES. By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

    Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, a fund would give up some ability to participate in a price increase on the underlying security. If a fund engages in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.


    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS. Each Variable-Price Fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the fund's net assets. Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other-than-hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's net assets. To the extent required by law, each fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.


OTHER INVESTMENT COMPANIES

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act of 1940 (the "Investment Company Act"), the fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total


STATEMENT OF ADDITIONAL INFORMATION                                           7



voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company, and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.


SPECIAL CONSIDERATIONS REGARDING  ARIZONA MUNICIPAL SECURITIES


    As briefly discussed in the Prospectus, the Arizona Fund is susceptible to political, economic and regulatory events that affect issuers of Arizona municipal obligations. The following information about risk factors is provided in view of the Arizona Fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the manager has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.


    Located in the country's sunbelt, Arizona has been, and is projected to continue to be, one of the faster growing areas in the United States. Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product, and job creation.


    Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National Park; central Arizona, which is rugged, mountainous, and heavily forested; and the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region. Land ownership is vested largely in the federal and state governments: 32% is owned by the federal government, 28% is held as Federal Trust Land (Indian), 17% is in private ownership, and 13% is held by the state, leaving approximately 10% held in other categories.


    The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance, and real estate. Arizona's economy has continued to grow in recent years, as it is among the fastest growing states in the nation.

    Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.

    The state and local governmental units are subject to limitations imposed by Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

    Arizona is required by law to maintain a balanced budget. In the past, the state has used a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may be required to do so again in the future.

SPECIAL CONSIDERATIONS REGARDING  FLORIDA MUNICIPAL SECURITIES


    As briefly discussed in the Prospectus, the Florida Funds are susceptible to political, economic and regu-



8                                                  AMERICAN CENTURY INVESTMENTS



latory events that affect issuers of Florida municipal obligations. The following information about risk factors is provided in view of the Florida Funds' policies of concentrating their assets in Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the manager has not independently verified this information, it has no reason to believe the information is inaccurate.


    Because the Florida Funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

    The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.


    In recent years, the Florida economy has been transforming from a narrow base of agriculture and seasonal tourism into a service and trade economy, with substantial insurance, banking and export participation as well as greater year-round attraction. The outlook for the Florida economy is continued expansion fueled by population growth but at a slower rate than that of the 1980s.

    Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

    The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession and presents difficulties in expanding the tax base in an economy increasingly geared to services. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past; Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. Future budgets may require a wider revenue base to meet such demands; the most likely candidate for such revenue enhancement is a tax on consumer services. The creation of a Florida personal income tax is a remote possibility because it would require an amendment to the state's constitution. However, there can be no assurance that a personal income tax will not be implemented in the future. If such a tax were to be imposed, there is no assurance that interest earned on Florida municipal obligations would be exempt from this tax.

SPECIAL CONSIDERATIONS REGARDING NEW YORK MUNICIPAL SECURITIES

    As briefly discussed in the Prospectus, New York Municipal Money Market is susceptible to political, economic and regulatory events that affect issuers of New York municipal obligations. The following information about risk factors is provided in view of the fund's policies of concentrating its investments in



STATEMENT OF ADDITIONAL INFORMATION                                            9



New York municipal securities. This information is based on independent municipal credit reports relating to securities offerings of New York issuers and other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the manager has not independently verified this information, it has no reason to believe the information is inaccurate.

    The fund's concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to state general obligation bonds and notes and the debt of various state agencies, the fund will invest in local bond issues, lease obligations and revenue bonds, the credit quality and risk of which will vary according to each security's own structure and underlying economics.

    The fund's ability to maintain a high level of "triple-tax-free" income is primarily dependent upon the ability of New York issuers to continue to meet debt service obligations in a timely fashion. In 1975 the State, New York City and other related issuers experienced serious financial difficulties that ultimately resulted in much lower credit ratings and loss of access to the public debt markets. A series of fiscal reforms and an improved economic climate allowed these entities to return to financial stability by the early 1980s. Credit ratings were reinstated or raised and access to the public credit markets was restored. During the early 1990s, the State and City confronted renewed fiscal pressure, as the region suffered moderate economic decline. Conditions began to improve in 1993, though below-average economic performance and tight budgetary conditions persist. Both entities experienced financial relief in fiscal 1997 because of the strong national economy, a robust financial services sector and vigilant spending control. The State and City continue to face challenging budgets while they attempt to adjust spending levels and priorities.

SPECIAL CONSIDERATIONS REGARDING PUERTO RICO MUNICIPAL SECURITIES

    From time to time the funds invest in obligations of the Commonwealth of Puerto Rico and its public corporations which are exempt from federal, state, and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of December 31, 1996, public sector debt issued by the Commonwealth and its public corporations totaled $18.4 billion.

    Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains are attributable in part to favorable treatment under Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico. The number of persons employed in Puerto Rico during fiscal 1994 averaged 1 million persons -- a record level. Unemployment, however, still remains high at 13.8 percent.

    Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth has maintained a fiscal policy, which seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt. Between fiscal years 1992 and 1996, debt increased 27.5% while gross product rose 27.7%. Short-term debt remains a modest 13% of total debt outstanding as of December 31, 1996. The maximum annual debt service requirement on Commonwealth general obligation debt totaled 8.7% of governmental revenues for fiscal 1997. This is well below the 15% limit imposed by the Constitution of Puerto Rico.

    After recording three years of positive operating results from 1989 to 1991, the Commonwealth's General Fund moved into a deficit position, with a $62 million cash deficit for fiscal 1992 and a $116 million deficit for fiscal 1993. The fiscal 1994 budget was balanced with an increase in the "tollgate" tax on
Section 936 companies and improved revenue collections, which enabled the Commonwealth to record a strong turnaround in the General Fund balance to $309 million (6.8% of General Fund expenses). A General Fund unreserved balance of $171 million was recorded for the end of fiscal year 1996.



10                                                 AMERICAN CENTURY INVESTMENTS



    The Commonwealth's economy remains vulnerable to changes in oil prices, American trade, foreign policy and levels of federal assistance. Per-capita income levels, while being the highest in the Caribbean, lag far behind the
United States. In November 1993, the voters of Puerto Rico were asked in a non-binding referendum to consider the options of statehood, continued
Commonwealth status or independence. Of the 48.4% of the voters who favored continuation of Commonwealth status, 46.2% were for statehood, and 4.4% were for independence. In February 1997, legislation was introduced in Congress proposing a mechanism to permanently settle the political relationship with the United States.

    For many years, U.S. companies operating in Puerto Rico were eligible to receive a special tax credit available under Section 936 of the federal tax code, which helped spur significant expansion in capital-intensive manufacturing activity. Federal tax legislation was passed in 1993, which revised the tax benefits received by U.S. corporations (Section 936 firms) that operate manufacturing facilities in Puerto Rico. The legislation provides these firms with two options: a five-year phased reduction of the income-based tax credit to 40% of the previously allowable credit or the conversion to a wage-based standard, allowing a tax credit for the first 60% of qualified compensation paid to employees as defined in the IRS Code. Studies indicate that there have been no reductions in the economic growth rate or employment in industries that were expected to be impacted by the 1993 amendments. In 1996, amendments were signed into law to phase out the tax credit over a 10-year period for existing claimants and to eliminate it for corporations without established operations after October 1995. At present, it is difficult to forecast what the short- and long-term effects of a phase-out of the Section 936 credit would have on the economy of Puerto Rico.

    A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The two main public pension systems are largely underfunded. The employees' retirement system has a funded ratio of 19% and an unfunded liability of $5.0 billion. The teachers' retirement system has a funded ratio of 56% and an unfunded liability of $1.1 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.


INVESTMENT RESTRICTIONS

    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of "a majority of the outstanding votes of shareholders" of a fund, as determined in accordance with the Investment Company Act.


    AS A FUNDAMENTAL POLICY, EACH FUND:

  1) shall not issue senior securities, except as permitted under the Investment Company Act of 1940.

  2) shall not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  3) shall not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

  4) shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  5) shall not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

  6) shall not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  7) shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from



STATEMENT OF ADDITIONAL INFORMATION                                        11



     purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

    In addition, the funds are subject to the following additional investment restrictions, which are not fundamental and may be changed by the Board of Trustees.


    AS AN OPERATING POLICY, EACH FUND:


  a) [Arizona, Florida Funds, New York and High-Yield Municipal only] shall meet federal tax requirements for qualification as a "regulated investment company," and shall limit its investment so that at the close of each quarter of its taxable year: (i) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (ii) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (i) and (ii) do not apply to "government securities" as defined for federal tax purposes. Each fund does not, with respect to 75% of its total assets, currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the fund would own more than 10% or the outstanding voting securities of such issuer.


  b) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

  c) [Money Market Funds only] shall not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

  d) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the Money Market Funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.


  e) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


  f) shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


    For purposes of the investment restriction (5), relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

    Municipal securities issued to finance non-governmental business activities generally are not deemed to be exempt from taxation under federal law. As a result, these securities, if purchased, will be subject to the prohibition in investment restriction (5) against concentrating in an industry. Conversely, municipal securities, which are exempt from taxation under federal law, regardless of issuer, will not be considered as part of any industry and will not be subject to investment restriction (5).


    Unless otherwise indicated, with the exception of the percentage limitation on borrowing, percentage


12                                                 AMERICAN CENTURY INVESTMENTS


limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


    Except as described above, for purposes of the funds' investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and only the assets and revenues of the subdivision back the security, the subdivision is deemed the sole issuer. Similarly, in the case of an IDB, if only the assets and revenues of a nongovernmental user back the bond, the nongovernmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the guaranteeing entity.


PORTFOLIO TRANSACTIONS


    The manager invests each fund's assets in a manner consistent with the fund's investment objectives, policies and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the funds.

    In placing orders for the purchase and sale of portfolio securities, the manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The manager will select broker-dealers to execute portfolio transactions on behalf of the funds solely on the basis of best price and execution. The funds paid no brokerage commissions during the fiscal year ended May 31, 1998.

    The portfolio turnover rates for each of the Variable-Price Funds appear in the financial information section of the Prospectuses. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the manager carefully weighs the potential benefits of short-term investing against these considerations.


VALUATION OF PORTFOLIO SECURITIES


    Each fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1998: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


    Each fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

    MONEY MARKET FUNDS. Securities held by the Money Market Funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yield. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.


    The amortized cost valuation method is permitted in accordance with Rule 2a-7 under the Investment Company Act. Under the Rule, a fund holding itself out as a money market fund must adhere to certain quality and maturity criteria, which are described in the Prospectus.


    Each Money Market Fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of


STATEMENT OF ADDITIONAL INFORMATION                                       13


Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, each fund's price per share as computed for the purpose of sales and redemptions at $1.00. While the day-to-day operation of each fund has been delegated to the manager, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of an unrated security, of comparable quality. The procedures require review of each fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.


    VARIABLE-PRICE FUNDS. Most securities held by the Variable-Price Funds are priced by an independent pricing service, provided that such prices are believed by the manager to reflect the fair market value of portfolio securities. Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services generally are determined without regard to bid or last sale prices. In valuing securities, the pricing services take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the manager under the general supervision of the Board of Trustees. There are a number of pricing services available, and the manager, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.


    Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and asked prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference between bid and asked prices, for certain municipal bonds may differ substantially among broker-dealers.

    Securities maturing within 60 days of the valuation date may be valued at amortized cost, which is plus or minus any amortized discount or premium, unless the Trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair market value using methods approved by the Board of Trustees.

PERFORMANCE


    A fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature and is not indicative of future results. A fund's share price, yield and return will vary with changing market conditions.

    For the MONEY MARKET FUNDS, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


    Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

Effective Yield = [(Base-Period Return + 1)(365/7)] - 1


    Each Money Market Fund's yield and effective yield for the seven-day period ended May 31, 1998, are listed in the following table:

Fund                                   7-Day Yield        7-Day Effective Yield
--------------------------------------------------------------------------------

Tax-Free Money Market                     3.90%                   3.98%

Florida Municipal Money Market            3.26%                   3.31%

New York Municipal Money Market            N/A                     N/A
--------------------------------------------------------------------------------

    For the VARIABLE-PRICE FUNDS, yield quotations are based on the investment income per share earned during a given 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income



14                                                AMERICAN CENTURY INVESTMENTS


by its share price on the last day of the period, according to the following formula:


    YIELD = 2 [(a - b + 1)(6) - 1]
               -------
                 cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


    The funds' yields for the 30-day period ended May 31, 1998, are listed in the following table:

Fund                                                          30-Day Yield
--------------------------------------------------------------------------------
Arizona Fund                                                     3.98%

Florida Intermediate-Term                                        3.96%

Limited-Term Tax-Free                                            3.67%

Intermediate-Term Tax-Free                                       4.00%

Long-Term Tax-Free                                               4.33%

High-Yield Municipal                                             5.31%
--------------------------------------------------------------------------------

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions, if any, and any change in the fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical, historical investment in a fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time but changes from year to year and that average annual total returns represent averaged figures as opposed to actual year to year performance.

    The funds' average annual total returns for the one-year, five-year, 10-year and life-of-fund periods are indicated in the following table.

                                         Period Ended May 31, 1998
                             --------------------------------------------------

Fund                         One-Year    Five-Years    10-Years    Life of Fund
-------------------------------------------------------------------------------

Arizona Intermediate-Term(1)   7.19%         N/A          N/A         6.57%

Florida Money Market(1)        3.31%         N/A          N/A         3.58%

Florida Intermediate-Term(1)   8.20%         N/A          N/A         6.84%

Tax-Free Money Market(2)       3.70%        2.94%        3.69%        3.99%

Limited-Term Tax-Free(3)       5.79%        4.57%         N/A         4.50%

Intermediate-Term Tax-Free(4)  7.60%        5.54%        6.45%        6.03%

Long-Term Tax-Free(4)          9.58%        6.55%        8.07%        7.27%

High-Yield Municipal(5)         N/A          N/A          N/A         1.81%
-------------------------------------------------------------------------------

(1)Commenced operations on April 11, 1994.

(2)Commenced operations on July 31, 1984.

(3)Commenced operations on March 1, 1993.

(4)Commenced operations on March 2, 1987.

(5)Commenced operations on March 31, 1998.

    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. Performance information may be quoted numerically or in a table, graph or similar illustration.

    Each fund also may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yields. As a prospective investor in the funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.

    You can calculate your tax-equivalent yield for a fund (taking into account only federal income tax and not any applicable state taxes) using the following equation:


      Fund's Tax-Free Yield         Your Tax-
     -----------------------    =   Equivalent
     100% - Federal Tax Rate          Yield


The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of


STATEMENT OF ADDITIONAL INFORMATION                                      15



market performance. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields; money market fund yields; U.S. government debt and percentage of debt held by foreigners; the U.S. money supply; net free reserves; yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.


MULTIPLE CLASS PERFORMANCE ADVERTISING


    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


TAXES

INDUSTRIAL DEVELOPMENT BONDS

    Interest on certain types of industrial development bonds is subject to federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "nonexempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family (spouse, brothers, sisters, and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

SECTION 1256 CONTRACTS


    Certain options, futures contracts, and forward contracts in which the funds may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term (20% rate gain/loss) and 40% short-term capital gains or losses (60-40). Also, Section 1256 contracts held by a fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are marked to market with the result that unrealized gains or losses are treated as though they were realized for tax reporting purposes.


HEDGING


    The hedging transactions undertaken by the funds may result in straddles for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than taken into account in calculating the taxable income for the taxable year in which such losses are realized. The hedging transactions may increase the amount of



16                                                 AMERICAN CENTURY INVESTMENTS


short-term capital gains realized by the funds, which are taxed as ordinary income when distributed to shareholders.


    Each fund may make one or more of the elections available under the Code that are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


    Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or as a long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

OPINIONS


    Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. The funds, the investment manager and the funds' counsel do not review the proceedings relating to the issuance of state or municipal securities on the basis of bond counsel opinions.


GENERAL

    From time to time, proposals have been introduced in Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the funds' NAVs would be adversely affected. Under these circumstances, the Board of Trustees would re-evaluate the funds' investment objectives and policies and would consider either changes in the structure of the Trust or its dissolution.


    The preceding information is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. To determine whether a fund is a suitable investment, a prospective investor may wish to consult a tax advisor regarding his or her situation.


ABOUT THE TRUST


    American Century Municipal Trust (the "Trust") is a registered, open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984 (the Trust was formerly known as "Benham Municipal Trust" and "Benham National Tax-Free Trust"). Currently, there are nine series of the
Trust: American Century-Benham Arizona Intermediate-Term Municipal Fund (formerly known as "Benham Arizona Municipal Intermediate-Term Fund"), American Century-Benham Florida Municipal Money Market Fund (formerly known as "Benham Florida Municipal Money Market Fund"), American Century-Benham Florida Intermediate-Term Municipal Fund (formerly known as "Benham Florida Municipal Intermediate-Term Fund"), American Century-Benham Tax-Free Money Market Fund (formerly known as "Benham National Tax-Free Money Market Fund"), American Century-Benham Limited-Term Tax-Free Fund, American Century-Benham Intermediate-Term Tax-Free Fund (formerly known as "Benham National Tax-Free Intermediate-Term Fund"), American Century-Benham Long-Term Tax-Free Fund (formerly known as "Benham National Tax-Free Long-Term Fund"), American Century-Benham New York Municipal Money Market Fund and American Century-Benham High-Yield Municipal Fund. The Board of Trustees may create additional series from time to time.

    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable and have no pre-emptive, conversion or similar rights.

    Each series votes separately on matters affecting that series exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes a shareholder is



STATEMENT OF ADDITIONAL INFORMATION                                          17



entitled to is based upon the dollar amount of his or her investment. The election of Trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shareholders of any one series voted in favor of a particular nominee or all nominees as a group. Each shareholder has equal rights to dividends and distributions declared by the fund, and to the net assets of such fund upon its liquidation or dissolution, proportionate to his or her share ownership interest in the fund. Shares of each series have equal voting rights, although each series votes separately on matters affecting that series exclusively.

    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.


    CUSTODIAN BANKS: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the Trust's assets. Services provided by the custodian banks include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodian takes no part in determining a fund's investment policies or in determining which securities are sold or purchased by the fund.


    INDEPENDENT ACCOUNTANTS: PricewaterhouseCoopers LLP, serves as the independent accountants of the funds. The address of PricewaterhouseCoopers LLP, is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.


TRUSTEES AND OFFICERS


    The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's manager, American Century Investment Management, Inc. (ACIM); the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; other funds advised by the manager; or the Trust's distributor and co-administrator, Funds Distributor, Inc. (FDI). Each Trustee listed below serves as Trustee or Director of other funds advised by the manager.

    Unless otherwise noted, a date in parentheses indicates the date the Trustee or officer began his or her service in a particular capacity. Mr. Paul and the Trustees' (with the exception of Mr. Lyons and Mr. Stowers III) address is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Lyons, Mr. Stowers III, Ms. Roepke, Mr. Zindel and Ms. Wade is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The address of Mr. Rio, Mr. Kelley and Ms. Nelson is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


TRUSTEES

    ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is currently the general partner of Discovery Ventures (1996), a venture capital firm. He is also an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Executive Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).


    RONALD J. GILSON, independent Trustee (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at



18                                              AMERICAN CENTURY INVESTMENTS



Columbia University School of Law (1992). Previously he served as counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

    *WILLIAM M. LYONS, Trustee (1998). Mr. Lyons is President and Chief Operating Officer of ACC; Executive Vice President of ACS and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.

    MYRON S. SCHOLES, independent Trustee (1985). Mr. Scholes was awarded the 1997 Nobel Memorial Prize in Economic Sciences for his role in the development of the Black-Scholes option pricing model. Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also the Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden family of funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

    KENNETH E. SCOTT, independent Trustee (1985). Mr. Scott is the Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

    ISAAC STEIN, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).


    *JAMES E. STOWERS III,  Chairman of the Board of Trustees (1998) and Trustee
(1995). Mr. Stowers III is Chief Executive Officer and Director of ACC, ACS and ACIS.

    JEANNE D. WOHLERS, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS


    *GEORGE A. RIO, President (1998). Mr. Rio is Executive Vice President and Client Service Director of Funds Distributor, Inc. (FDI). Prior to joining FDI, Mr. Rio served as Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds (June 1995 to March 1998). Before that, he served as Director of Business Development for First Data Corporation (May 1994 to June
1995) and Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company Inc. (September 1983 to May 1994).

    *DOUGLAS A. PAUL, Secretary (1988), Vice President (1990) and General Counsel (1990). Mr. Paul is Vice President and Associate General Counsel of ACS

    *MARYANNE ROEPKE, CPA, Treasurer (1995) and Senior Vice President (1998). Ms. Roepke is Vice President and Assistant Treasurer of ACS.

    *CHRISTOPHER J. KELLEY, Vice President (1998). Mr. Kelley is Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    *MARY A. NELSON, Vice President (1998). Ms. Nelson is Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI in 1995, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    *PATRICK A. LOOBY, Vice President and Assistant Secretary (1998). Mr. Looby is Vice President and Associate General Counsel of ACS.

    *JON ZINDEL, Tax Officer (1997). Mr. Zindel is Vice President and Director of Taxation of ACS. Mr. Zindel joined ACS in 1996. Prior to joining ACS, he was Tax Manager, Price Waterhouse LLP (1989).


    *C. JEAN WADE, Controller (1996). Ms. Wade joined ACS in 1991.


    The table on the next page summarizes the compensation that the Trustees of the funds received for the fiscal year ended May 31, 1998.



STATEMENT OF ADDITIONAL INFORMATION                                       19



TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED MAY 31, 1998

                               Aggregate               Total Compensation
Name of                       Compensation           From the American Century
Trustee(1)                  From the Trust(2)           Family of Funds(3)
------------------------------------------------------------------------------
Albert Eisenstat                $2,540                       $59,250
------------------------------------------------------------------------------
Ronald J. Gilson                $2,696                       $62,000
------------------------------------------------------------------------------
Myron S. Scholes                $2,373                       $55,750
------------------------------------------------------------------------------
Kenneth E. Scott                $2,708                       $61,750
------------------------------------------------------------------------------
Isaac Stein                     $2,499                       $57,250
------------------------------------------------------------------------------
Jeanne D. Wohlers               $2,708                       $61,750
------------------------------------------------------------------------------

(1)  Interested Trustees receive no compensation for their services as such.

(2) Total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $38,750; Mr. Gilson, $41,500; Mr. Scholes, $36,750; and Mr. Scott, $21,375.

(3) Includes compensation paid by the 13 investment company members of the American Century family of funds.


MANAGEMENT


    Each fund (except New York Municipal Money Market and High-Yield Municipal) has an investment management agreement with the manager dated August 1, 1997. This agreement was approved by the shareholders of each of the funds on July 30, 1997. The investment management agreements between High-Yield Municipal and New York Municipal Money Market with the manager are dated as of March 31, 1998, and August 15, 1998, respectively.

    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category that are managed by the manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the manager are aggregated. The three investment categories are Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager.


    The schedules by which the Investment Category Fee are determined are as follows:

                  MONEY MARKET FUNDS

Category Assets                        Fee Rate
------------------------------------------------------
First $1 billion                       0.2700%

Next $1 billion                        0.2270%

Next $3 billion                        0.1860%

Next $5 billion                        0.1690%

Next $15 billion                       0.1580%

Next $25 billion                       0.1575%

Thereafter                             0.1570%
------------------------------------------------------

    ARIZONA, FLORIDA INTERMEDIATE-TERM,
 LIMITED-TERM  TAX-FREE, INTERMEDIATE-TERM
      TAX-FREE, LONG-TERM TAX-FREE

Category Assets                   Fee Rate
----------------------------------------------

First $1 billion                  0.2800%

Next $1 billion                   0.2280%

Next $3 billion                   0.1980%

Next $5 billion                   0.1780%

Next $15 billion                  0.1650%

Next $25 billion                  0.1630%

Thereafter                        0.1625%
-----------------------------------------------

        HIGH-YIELD MUNICIPAL

Category Assets             Fee Rate
-------------------------------------

First $1 billion           0.4100%

Next $1 billion            0.3580%

Next $3 billion            0.3280%

Next $5 billion            0.3080%

Next $15 billion           0.2950%

Next $25 billion           0.2930%

Thereafter                 0.2925%
-------------------------------------

The Complex Fee Schedule is as follows:

Complex Assets                 Fee Rate
------------------------------------------

First $2.5 billion             0.3100%

Next $7.5 billion              0.3000%

Next $15.0 billion             0.2985%

Next $25.0 billion             0.2970%

Next $50.0 billion             0.2960%

Next $100.0 billion            0.2950%

Next $100.0 billion            0.2940%

Next $200.0 billion            0.2930%

Next $250.0 billion            0.2920%

Next $500.0 billion            0.2910%

Thereafter                     0.2900%
------------------------------------------


20                                                 AMERICAN CENTURY INVESTMENTS


    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution, and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by a majority of outstanding votes (as defined in the Investment Company Act), and (2) by a majority of the Trustees of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.


    The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Trustees has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the funds, the manager also serves as an investment advisor to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Government Income Trust, American Century Investment Trust, American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, American Century Quantitative Equity Funds and American Century International Bond Funds.

    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was, like the manager, wholly owned by ACC. In late 1997, Benham Management Corporation was merged into the manager.

    Investment management fees paid by the Arizona Fund, the Florida Funds and the Tax-Free Money Market Fund to the manager (or its affiliate, Benham



STATEMENT OF ADDITIONAL INFORMATION                                          21



Management Corporation) for the fiscal periods ended May 31, 1998, 1997, and 1996, are indicated in the following table.


    Fee amounts are net of amounts reimbursed or recouped under the prior investment advisory agreement with Benham Management Corporation.


              Investment Management Fees (net of reimbursements)
--------------------------------------------------------------------------
                                    Fiscal         Fiscal        Fiscal

Fund                                 1998*          1997          1996
--------------------------------------------------------------------------

Arizona                            $179,507        $81,705         $0

Florida Money Market                564,438           0             0

Florida Intermediate-Term           120,693        23,601           0

Tax-Free Money Market              1,201,502       341,854       331,599

High-Yield Municipal                   0             N/A           N/A
--------------------------------------------------------------------------

*Fees for the periods up to July 31, 1997,  which were paid under the Investment
Advisory   Agreement  with  Benham  Management   Corporation,   do  not  include
administrative and transfer agent fees.


    The remaining funds paid investment management fees (net of fees waived) to American Century Investment Management, Inc. for the fiscal periods ended May 31, 1998, and October 31, 1997, and 1996 as indicated in the following table.

        Investment Management Fees (net of fees waived)
-----------------------------------------------------------------
                             Fiscal       Fiscal        Fiscal

Fund                          1998*        1997          1996
-----------------------------------------------------------------

Limited-Term Tax-Free       $112,235     $259,501      $205,918

Intermediate-Term
Tax-Free                     402,534      489,817       484,914

Long-Term Tax-Free           332,031      378,372       352,945
-----------------------------------------------------------------

*Seven-month period.



TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds, and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.


    Prior  to  August  1,  1997,  the  funds  paid  American   Century  Services
Corporation directly for its services as transfer agent and administrative services agent.


    Administrative service and transfer agent fees paid by the Arizona Fund, the Florida Funds and the Tax-Free Money Market Fund under the Investment Advisory Agreement with Benham Management Corporation for the fiscal years ended May 31, 1998, 1997, and 1996, are indicated in the following tables. Fee amounts are net of reimbursements in effect in the periods presented.

                          Administrative Fees
-------------------------------------------------------------------------
                                      Fiscal       Fiscal      Fiscal

Fund                                   1998         1997        1996
-------------------------------------------------------------------------

Arizona                               $4,889       $26,168       $0

Florida Money Market                  15,789          0           0

Florida Intermediate-Term              3,851       10,678         0

Tax-Free Money Market                 13,717       84,467      88,675
-------------------------------------------------------------------------

                         Transfer Agent Fees
-------------------------------------------------------------------------
                                   Fiscal         Fiscal        Fiscal

Fund                                1998           1997          1996
-------------------------------------------------------------------------

Arizona                            $3,255         $19,990         $0

Florida Money Market                6,746            0             0

Florida Intermediate-Term           1,484         10,178           0

Tax-Free Money Market               9,971         61,414        66,117
-------------------------------------------------------------------------


DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI (the "Distributor"), a registered broker-dealer. The manager pays all expenses for promoting and distributing the funds' shares. The funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The funds' shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates


22                                                 AMERICAN CENTURY INVESTMENTS


are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

    American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in the manager's opinion, such rejection is in the Trust's or a series' best interest.


    As of July 31, 1998, to the knowledge of the Trust, the shareholders listed in the chart below were record holders of 5% or more of the outstanding shares of the individual funds.

Fund                                     Arizona Fund
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104
--------------------------------------------------------------------------------
# of Shares Held                         976,496
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              26.1%
--------------------------------------------------------------------------------

Fund                                     Florida Municipal Money
                                         Market
--------------------------------------------------------------------------------
Shareholder Name and                     Morgan Guaranty
Address                                  522 5th Avenue
                                         New York, NY 10036
--------------------------------------------------------------------------------
# of Shares Held                         14,285,513
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              13.9%
--------------------------------------------------------------------------------
Shareholder Name and                     Margaret A. Benham
Address                                  14837 Derby Oaks Rd.
                                         Astatula, FL 34705
--------------------------------------------------------------------------------
# of Shares Held                         12,157,953
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              11.8%
--------------------------------------------------------------------------------
Shareholder Name and                     Benjamin Benham
Address                                  2077 Curryville Rd.
                                         Chuluota, FL 32766
--------------------------------------------------------------------------------
# of Shares Held                         7,991,089
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              7.8%
--------------------------------------------------------------------------------

Fund                                     Florida Intermediate-Term
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104
--------------------------------------------------------------------------------
# of Shares Held                         490,370
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              17.0%
--------------------------------------------------------------------------------
Shareholder Name and                     American Century Investment
Address                                     Management
                                         4500 Main Street
                                         Kansas City, MO 64111
--------------------------------------------------------------------------------
# of Shares Held                         220,199
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              7.6%
--------------------------------------------------------------------------------
Shareholder Name and                     Morgan Guaranty
Address                                  522 5th Avenue
                                         New York, NY 10036
--------------------------------------------------------------------------------
# of Shares Held                         797,878
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              27.6%
--------------------------------------------------------------------------------

Fund                                     Tax-Free Money Market
--------------------------------------------------------------------------------
Shareholder Name and                     James M. Benham
Address                                  321 Country Club Dr.
                                         Incline Village, NV 89451
--------------------------------------------------------------------------------
# of Shares Held                         39,348,227
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              8.7%
--------------------------------------------------------------------------------

Fund                                     Intermediate-Term Tax-Free
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104
--------------------------------------------------------------------------------
# of Shares Held                         1,156,036
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              8.8%
--------------------------------------------------------------------------------

Fund                                     Long-Term Tax-Free
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104
--------------------------------------------------------------------------------
# of Shares Held                         591,975
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              5.6%
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION                                       23


Fund                                     High-Yield Municipal
--------------------------------------------------------------------------------
Shareholder Name and                     American Century Investment
Address                                     Management
                                         4500 Main Street
                                         Kansas City, MO 64111
--------------------------------------------------------------------------------
# of Shares Held                         510,961
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              18.8%
--------------------------------------------------------------------------------
Shareholder Name and                     Todd Morgan
Address                                  9555 E. Celestial Dr.
                                         Scottsdale, AZ 85262
--------------------------------------------------------------------------------
# of Shares Held                         154,102
--------------------------------------------------------------------------------
% of Total Shares
Outstanding                              5.7%
--------------------------------------------------------------------------------

    As of July 31, 1998, the shares of the corporation owned beneficially and of record by the officers and directors of the corporation in the aggregate were less than 1% of the shares offered by any fund. James E. Stowers Jr., Chairman of the Board and Director of American Century Companies, Inc., by virtue of his control of American Century Companies, Inc., may be deemed to beneficially own fund shares. Mr. Stowers disclaims ownership of such shares.


    ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

    Pursuant to Rule 18f-1 under the Investment Company Act of 1940, the Trust has elected to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net assets of the fund in which shares are held at the beginning of such period. This election is irrevocable without the prior approval of the Securities and Exchange Commission. With respect to redemption requests in excess of the above limit, it is the intention of the Trust to make payments in cash, although the Trustees reserve the right to make payments in whole or in part in securities under emergency circumstances or when payment in cash would impair the liquidity of a fund to the detriment of shareholders. In this event, the securities would be valued in the same manner applied in valuing the funds' assets for purposes of calculating NAV. An investor may incur brokerage costs upon the sale of such securities.

OTHER INFORMATION


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

    For further information, refer to the registration statements and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


MUNICIPAL SECURITIES RATINGS

    Securities rating descriptions provided under this heading are excerpted from publications of Moody's Investors Service, Inc. and Standard & Poor's Corporation.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S  MUNICIPAL BOND RATINGS:

    Aaa: Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they constitute what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may


24                                                 AMERICAN CENTURY INVESTMENTS


be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

    A: Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds that are rated "Baa" are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba: Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


    B: Bonds that are rated "B" generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be limited.


    Caa: Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or there may be elements of danger present with respect to principal or interest.

    Ca: Bonds that are rated "Ca" represent obligations that are speculative to a high degree. Such issues are often in default or have other marked shortcomings.


    C: Bonds that are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Note: Moody's may apply the numerical modifier "1" for municipally backed bonds and modifiers "1," "2," and "3" for corporate-backed municipal bonds. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION  OF  MOODY'S  INVESTORS   SERVICE,   INC.'S  RATINGS  OF  NOTES  AND
VARIABLE-RATE DEMAND OBLIGATIONS:

    Moody's  ratings  for  state  and  municipal   short-term   obligations  are
designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable-rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than on fixed maturity dates and payments relying on external liquidity.

    MIG 1/VMIG 1: This designation denotes best quality. There is strong protection present through established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S  TAX-EXEMPT COMMERCIAL PAPER
RATINGS:

    Moody's commercial paper ratings are opinions of the ability of issuers to punctually repay those promissory obligations that have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the funds may invest.

    PRIME 1: Issuers rated "Prime 1" (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

    PRIME 2: Issuers rated "Prime 2" (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

    AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


STATEMENT OF ADDITIONAL INFORMATION                                       25


    AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in a small degree.

    A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

    BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE

    BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


    BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

    B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

    CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.


    CC: The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.


    C: The "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


    CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

    D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

    PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR INVESTMENT-GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

    SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess an overwhelming number of safety characteristics will be given a plus (+) designation.


    SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the funds may invest are as follows:

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


26                                                AMERICAN CENTURY INVESTMENTS


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

www.americancentury.com

                        [american century logo(reg.sm)]
                                    American
                                Century(reg.sm)



9808           [recycled logo]
SH-BKT-13319      Recycled

AMERICAN CENTURY MUNICIPAL TRUST


1933 Act Post-Effective Amendment No. 25
1940 Act Amendment No. 26
--------------------------------------------------------------------------------

PART C            OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of the American Century Municipal Trust, for the fiscal year ended May 31, 1998, are filed herein as included in the Trust's Statement of Additional Information by reference to the Annual Reports dated May 31, 1998, filed on July 30, 1998 (Accession #746458-98-000011).

(b)     EXHIBITS.

        (1) a) Amended Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 16 filed on July 28, 1995.

            b) Amendment to the Declaration of Trust dated October 21, 1996 is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 19 to the Registration Statement, filed on March 12, 1997 (Accession No. 746458-97-000004).

            c) Amendment to the Declaration of Trust dated May 23, 1997, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 20 to the Registration Statement filed August 29, 1997 (Accession No. 0000746458-97-000011).

        (2) Amended and Restated Bylaws dated March 9, 1998 are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 23 to the Registration Statement, filed March 26, 1998 (Accession #746458-98-000007).

        (3) Not applicable.

        (4) a) Specimen copy of American Century - Benham Tax-Free Money Market Fund, American Century - Benham Intermediate-Term Tax-Free Fund and American Century - Benham Long-Term Tax-Free Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 10, filed on June 9, 1992.

            b) Specimen copy of American Century - Benham Florida Municipal Money Market Fund's share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 15 filed on August 4, 1994.

            c) Specimen copy of American Century - Benham Florida Intermediate-Term Municipal Fund's share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 15 filed on August 4, 1994.

            d) Specimen copy of American Century - Benham Arizona Intermediate-Term Municipal Fund's share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 15 filed on August 4, 1994.

        (5) a) Investor Class Investment Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to
            Exhibit 5 of Post-Effective Amendment #33 to the Registration Statement of American Century Government Income Trust, filed July 31, 1997 (Accession #773674-97-000014).

            b) Amendment dated March 31, 1998 to the Investor Class Investment Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 23 to the Registration Statement, filed March 26, 1998 (Accession #746458-98-000007).

        (6) a) Distribution Agreement between American Century Municipal Trust and Funds Distributor, Inc., dated January 15, 1998, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust, filed January 30, 1998 (Accession #757928-98-000002).

            b) Amendment dated March 9, 1998 to the Distribution Agreement between American Century Municipal Trust and Funds Distributor, Inc., dated January 15, 1998, is incorporated herein by reference to
            Exhibit 6 of Post-Effective Amendment No. 23 to the Registration Statement, filed March 26, 1998 (Accession #746458-98-000007).

        (7) Not applicable.

        (8) Custodian Agreement between American Century Investments (including American Century Municipal Trust), and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 31 to the Registration Statement for American Century Government Income Trust, filed February 7, 1997 (Accession #773674-97-000002).

        (9) a) Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement for American Century Government Income Trust, filed on July 31, 1997 (Accession #773674-97-000014).

            b) Amendment dated March 9, 1998 to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 23 to the Registration Statement, filed March 26, 1998 (Accession #746458-98-000007).

        (10)a) Opinion and consent of counsel as to the legality of the securities being registered, dated August 18, 1998 is incorporated herein by reference to Rule 24f-2 Notice filed on August 18, 1998 (Accession # 0000746458-98-000013).

            b) Opinion and consent of counsel as to the legality of the American Century - Benham New York Municipal Fund is included herein.

        (11)a)Consent of KPMG Peat Marwick LLP, independent auditors, is included herein.

            b)Consent of Baird, Kurtz & Dobson, independent auditors, is included herein.

            c)Consent of PricewaterhouseCoopers, LLP, independent accountants, is included herein.

        (12)Not applicable.

        (13)Not applicable.

        (14)Not applicable.

        (15)Not applicable.

        (16)Schedule for computation of each performance quotation provided in response to Item 22 for the funds in American Century Municipal Trust are included herein.

        (17)Power  of  Attorney  dated  July 9, 1998 is included herein.

Item 25. Persons Controlled by or Under Control with Registrant.

Not applicable.


Item 26. Number of Holders of Securities.

As of July 24, 1998, each operating series of the Registrant had the following number of record shareholders:

American Century - Benham Tax-Free Money Market Fund                3,889
American Century - Benham Intermediate-Term Tax-Free Fund           3,391
American Century - Benham Long-Term Tax-Free Fund                   2,993
American Century - Benham Florida Municipal Money Market Fund         942
American Century - Benham Florida Intermediate-Term Municipal Fund    346
American Century - Benham Arizona Intermediate-Term Municipal Fund    596
American Century - Benham Limited-Term Tax Free Fund                  908
American Century - Benham High-Yield Municipal Fund                   659
American Century - Benham New York Municipal Fund                       0

Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on March 9, 1998, incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 23 to the Registration Statement filed on March 26, 1998 (Accession # 746458-98-000007).


Item 28. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 29. Principal Underwriter.

    (a)  Funds  Distributor,   Inc.  (the   "Distributor")   acts  as  principal
underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
The JPM Series Trust
The JPM Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

    The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

    (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

Richard W. Ingram                    Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Michael S. Petrucelli                Senior Vice President               none

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Allen B. Closser                     Senior Vice President               none

Bernard A. Whalen                    Senior Vice President               none

William J. Nutt                      Director                            none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

    (c) Not applicable.


Item 30. Location of Accounts and Records.

American Century Investment Management, Inc., the Registrant, and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111.
American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder.


Item 31. Management Services.

Not applicable.


Item 32. Undertakings.

a) Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

b) Registrant hereby undertakes to call a meeting of shareholders of the Trust upon written request of shareholders owning at least one-tenth of the outstanding shares.

c) The Registrant undertakes to assist shareholders in their communications with other shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, State of California on the 27th day of August, 1998.

                           AMERICAN CENTURY MUNICIPAL TRUST


                           By: /s/ Douglas A. Paul
                               Douglas A. Paul
                               Secretary, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25/Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                          Date
*                                    President, Principal Executive       August 27, 1998
---------------------------------    Officer and Principal Financial
George A. Rio                        Officer

*                                                                         August 27, 1998
---------------------------------    Trustee
William M. Lyons

*                                    Trustee                              August 27, 1998
---------------------------------
Albert A. Eisenstat

*                                    Trustee                              August 27, 1998
---------------------------------
Ronald J. Gilson

*                                    Trustee                              August 27, 1998
---------------------------------
Myron S. Scholes

*                                    Trustee                              August 27, 1998
---------------------------------
Kenneth E. Scott

*                                    Trustee                              August 27, 1998
---------------------------------
Isaac Stein

*                                    Trustee, Chairman of the Board       August 27, 1998
---------------------------------
James E. Stowers III

*                                    Trustee                              August 27, 1998
---------------------------------
Jeanne D. Wohlers

*                                    Vice President and Treasurer         August 27, 1998
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated July 9, 1998).